U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No. ____
/_/ Post-Effective Amendment No. ____

(Check appropriate box or boxes)

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Class A, Class B, Class C, Class R and Institutional Class shares of beneficial interest, no par value, of Delaware Moderate Allocation Portfolio, one series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 14, 2009, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Proxy Statement/Prospectus

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Delaware Investments®
A member of Lincoln Financial Group®

PROXY MATERIALS

Delaware Balanced Fund

Dear Shareholder:

     I am writing to let you know that a meeting of shareholders of Delaware Balanced Fund (the “Balanced Fund”) will be held on March 12, 2009. The purpose of the meeting is to vote on an important proposal that affects the Balanced Fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on certain matters that affect the Balanced Fund. This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

     Please read the enclosed materials and cast your vote. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

     The proposal has been carefully reviewed by the Balanced Fund’s Board of Trustees (the “Trustees”). The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal.

     The enclosed Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

     Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the website indicated on your proxy card, and follow the recorded or online instructions.

     If you have any questions before you vote, please call Computershare Fund Services, Inc. (“Computershare”), the Fund’s proxy solicitor, at 866-612-5812. Computershare will be glad to help you get your vote in quickly. You may also receive a telephone call from Computershare reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,

/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

     Below is a brief overview of the proposal to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at (800) 523-1918.

     We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

     You are being asked to vote to approve an Agreement and Plan of Reorganization between Delaware Group® Equity Funds I, on behalf of Delaware Balanced Fund (the “Balanced Fund”), and Delaware Group Foundation Funds, on behalf of Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio”) (collectively, the “Funds”).

Proposal: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

     Shareholders of the Balanced Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Balanced Fund with and into the Moderate Allocation Portfolio.

Why has the Board proposed this reorganization?

°	Balanced Fund and Moderate Allocation Portfolio have similar investment objectives, and similar overall investment strategies.

°	The Moderate Allocation Portfolio had outperformed the Balanced Fund over the trailing one-, three-, five-, and ten- year periods ending September 30, 2008.

°	The Moderate Allocation Portfolio has lower net expenses than the Balanced Fund, as detailed in the Prospectus/Proxy Statement.

°	The Moderate Allocation Portfolio offers investors broader diversification across a global opportunity set compared to the Balanced Fund.

°	The Moderate Allocation Portfolio’s assets have grown over the last [three] years while the Balanced Fund’s assets have diminished significantly. It is likely that the proposed reorganization would benefit shareholders of the Balanced Fund by providing greater distribution opportunities which may increase fund assets and ultimately could lead to cost savings as a result of economies of scale.

How will the Transaction potentially benefit shareholders?

     The Funds’ Boards of Trustees (each, a “Board” and collectively, the “Boards”) considered a number of factors before approving the Transaction. After considering these factors, the Boards concluded that shareholders will potentially benefit from the Transaction in the following ways:

°	The investment strategies and policies of the Balanced Fund are similar, but not identical to, the investment strategies and policies of the Moderate Allocation Portfolio.

°	The portfolio of the Balanced Fund has historically been managed in a similar manner (and has similar holdings) to a large portion of the portfolio of the Moderate Allocation Portfolio, which should help to provide for a relatively smooth transition for shareholders of the Balanced Fund should the Transaction be approved.

°	The Moderate Allocation Portfolio had experienced a stronger performance record compared to the Balanced Fund over the trailing one-, three-, five-, and 10-year periods ended September 30, 2008. Past performance is not a guarantee of future results.

°	Shareholders of the Balanced Fund and the Moderate Allocation Portfolio potentially could benefit by the growth in assets realized by combining the Funds because a larger fund could realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees. There can be no assurance, however, that such savings will be realized.

°	The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Balanced Fund will not recognize any gain or loss as a result of the exchange of their shares of the Balanced Fund for shares of the Moderate Allocation Portfolio; and (ii) the Moderate Allocation Portfolio and its shareholders will not recognize any gain or loss upon receipt of the Balanced Fund’s assets.

°	The Transaction will not result in any limitation on the use by the Moderate Allocation Portfolio of the Balanced Fund’s capital loss carryforwards (but likely will result in a limitation on the use by the Moderate Allocation Portfolio of its own capital loss carryforwards); therefore, shareholders of the Balanced Fund, including Moderate Allocation Portfolio shareholders post-Transaction, may continue to benefit from the Balanced Fund’s capital loss carryforwards, which may be used to offset future capital gains.

How will the Transaction work?

     The Moderate Allocation Portfolio will acquire substantially all of the assets of the Balanced Fund in exchange for shares of the Moderate Allocation Portfolio. The Balanced Fund will then distribute the Moderate Allocation Portfolio shares on a pro rata basis to its shareholders. At the time of the Transaction, any shares you own of the Balanced Fund will be cancelled and you will receive new shares in the same class of the Moderate Allocation Portfolio that will have an aggregate value equal to the value of your shares in the Balanced Fund. More detailed information about the transfer of assets by the Balanced Fund and the issuance of shares by the Moderate Allocation Portfolio can be found in the Proxy Statement/Prospectus.

Will Portfolio Management change?

     Delaware Management Company (“DMC”), the investment manager for the Balanced Fund, is also the investment manager for the Moderate Allocation Portfolio. A separate group of portfolio managers manages each Fund, although there is some overlap in personnel.

What is the anticipated timetable for the Transaction?

     The shareholder meeting is scheduled for March 12, 2009 (the “Meeting”). It is currently anticipated that the Transaction, if approved by shareholders, will take place in April, 2009. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

     Yes. The Balanced Fund’s Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

     As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Balanced Fund that you own on the record date. The record date is December 23, 2008.

How do I vote my shares?

     You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. In addition, you may also vote through the Internet by visiting www.proxyweb.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Computershare Fund Services, Inc. (“Computershare”), the Balanced Fund’s proxy solicitor, at 866-612-5812.

How do I sign the proxy card?

     Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

     Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

     All Other Accounts: The person signing must indicate his or her capacity. For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, “Ann B. Collins, Trustee.”

How can I find more information on the Proposal?

     You should read the Proxy Statement/Prospectus that provides details regarding the proposal. If you have any questions, please call Computershare at 866-612-5812.

DELAWARE BALANCED FUND
(a series of Delaware Group® Equity Funds I)

2005 Market Street
Philadelphia, Pennsylvania 19103-7094

NOTICE OF MEETING OF SHAREHOLDERS

To be held on March 12, 2009

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of Delaware Balanced Fund (the “Balanced Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds I, has been called by the Board of Trustees of Delaware Group Equity Funds I and will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:15 p.m., Eastern Time. The Meeting is being called for the following reasons:

1.	To approve an Agreement and Plan of Reorganization between Delaware Group Equity Funds I, on behalf of the Balanced Fund, and Delaware Group Foundation Funds, on behalf of Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio” or “Acquiring Fund”), which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Fund as of the close of business on December 23, 2008 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet. Your vote is important.

By Order of the Board,

/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President and Chief Executive Officer

January [__], 2009

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet.

You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of [_______]

PROXY STATEMENT/PROSPECTUS

Dated [_____], 2009

Acquisition of Substantially All of the Assets of:

DELAWARE BALANCED FUND
(a series of Delaware Group Equity Funds I)

By and in exchange for shares of

DELAWARE MODERATE ALLOCATION PORTFOLIO
(a series of Delaware Group Foundation Funds)

     This Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of Delaware Balanced Fund (the “Balanced Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds I. The Meeting has been called by the Board of Trustees of Delaware Group Equity Funds I (the “Board”) to vote on the approval of the Plan (as more fully described below).

     The principal offices of Delaware Group Equity Funds I and Delaware Group Foundation Funds (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of each Trust by telephone by calling (800) 523-1918.

     The Meeting will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:15 p.m., Eastern Time. The Board, on behalf of the Balanced Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about [_____,] 2009.

     This Proxy Statement/Prospectus gives you information about an investment in the Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio” or “Acquiring Fund”) and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated January 28, 2008 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus and containing more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated September 20, 2008, as amended to date (the “Acquiring Fund Prospectus”), and the Annual Report of the Acquiring Fund for the period ended September 30, 2008 (the “Acquiring Fund Annual Report”) are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the Acquiring Fund Prospectus, or the Acquiring Fund Annual Report, by calling (800) 523-1918, or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets, and goodwill of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

SUMMARY

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Acquiring Fund Prospectus and Acquiring Fund Annual Report, which are included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan. If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved, will result in your shares of the Acquired Fund being exchanged for a number of Acquiring Fund shares of the same class equal in total value (but having a different price per share) to your shares of the Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be in April 2009.

     For the reasons set forth below under “Reasons for the Transaction,” the Board of Trustees of each Trust (each a “Board” and collectively, the “Boards”) has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the Acquired Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Companies”) that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust. The investment objective of the Acquired Fund is similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks a balance of capital appreciation, income and preservation of capital, whereas the Acquiring Fund seeks capital appreciation with current income as a secondary objective. Both Funds invest in a mix of equity securities and fixed income securities, seeking to provide both appreciation and income. Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

     The overall investment strategies and policies of the Acquired Fund are similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund will, under normal circumstances, generally invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, including high yield fixed income securities. The Acquired Fund invests in common stocks of established companies DMC believes have the potential for long-term capital appreciation. In addition, the Acquired Fund invests in various types of fixed income securities, including U.S. Government securities and corporate bonds.

     The Acquiring Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles that are managed by DMC. The Acquiring Fund uses an active allocation approach when selecting investments for the Acquiring Fund. In striving to meet its objectives, the Acquiring Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed-income securities.

     The most significant difference between the Funds’ investment policies is how each Fund executes its investment objectives and overall investment strategies. For the Acquired Fund, the equity assets are managed by DMC’s Value Equity portfolio management team, which utilizes a value-oriented investment philosophy to invest in securities of large-capitalization companies that they believe have long-term capital appreciation potential. The remainder of the Acquired Fund’s assets will generally be invested in various types of fixed income securities, including U.S. government and government agency securities, corporate bonds, and high-yield securities.

     In contrast, the Acquiring Fund currently invests approximately 50% of its assets pursuant to the investment styles described above for the Acquired Fund. In addition, the Acquiring Fund is permitted to invest pursuant to the following investment styles: U.S. Large Cap Core Equity, U.S. Large Cap Growth Equity, U.S. Small Cap Core Equity, International Value Equity, International Growth Equity, Global Real Estate Equity, and Emerging Markets Equity. In addition, within its fixed income holdings, the Acquiring Fund is permitted to invest in a larger proportion of non-U.S. fixed income securities.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

     As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. Investments in the Funds involve principal risks such as market risk, industry and security risk, foreign risk, credit risk, and liquidity risk. For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction - What are the tax consequences of the Transaction?”

Who manages the Funds?

     The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

     DMC manages the assets of each Fund and makes each Fund’s investment decisions. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of September 30, 2008, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $125 billion in assets in various institutional or separately managed investment company and insurance accounts.

     A discussion of the basis for the Boards’ approval of the Acquiring Fund’s investment advisory contract is available in the Acquiring Fund’s Annual Report to shareholders for the fiscal year ended September 30, 2008. A discussion of the basis for the Boards’ approval of the Acquired Fund’s investment advisory contract is available in the Acquired Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

     Portfolio Managers of the Acquiring Fund. Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Acquiring Fund in June 2007. When making investment decisions for the Acquiring Fund, Mr. Hogan regularly consults with Paul Grillo, Sharon Hill, Francis X. Morris, and Babak Zenouzi. The portfolio managers also rely on the DMC’s Core, Growth, Value, International, Emerging Markets, and Fixed Income Investment teams.

     Michael J. Hogan, CFA, Executive Vice President, Chief Investment Officer, Head of Equity Investments. Michael J. Hogan joined Delaware Investments in April 2007 to lead equity investments, which comprises ten in-house investment teams. Prior to joining DMC, he spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI's Global Equity team comprised more than 20 investment professionals across four countries and was responsible for a wide range of equity mandates. Hogan also led SEI's U.S. Equity team, was the director for the Non-U.S. Equity team, and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset Management for seven years as a senior economist and then as a portfolio strategist. Hogan started his career at Wharton Econometric Forecasting Associates. He graduated from the University of Delaware with a bachelor's degree and a master's degree in economics, and he is a member of the CFA Institute and the CFA Institute and the CFA Society of Philadelphia.

     Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager. Paul Grillo is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

     Sharon Hill, Ph.D., Senior Vice President, Head of Equity Quantitative Research and Analytics. Sharon Hill, Ph.D., is head of equity quantitative research and analytics. Her group builds stock selection models and optimization tools, and conducts quantitative research for domestic, international, and global equity mandates. She is responsible for managing an institutional global equity portfolio, and serves on the committee that determines strategic and tactical weights for the firm’s multi-asset-class target risk funds. She began her career at Delaware Investments as a senior programmer/analyst of investment systems within the IT department, and then moved to the equity group as a quantitative analyst before assuming her current position. Prior to joining DMC in 2000, she worked as a university professor, and as a fixed income financial software developer for Bloomberg. Dr. Hill holds a bachelor's degree, with honors, in mathematics from the City University of New York at Brooklyn College as well as a master's degree and Ph.D. in mathematics from the University of Connecticut. Dr. Hill’s academic publications include work on water waves and complex spring systems.

     Francis X. Morris, Senior Vice President, Chief Investment Officer - Core Equity. Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining DMC, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

     Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager. Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with DMC. He also focuses on opportunities in Japan, Singapore, and Malaysia for DMC’s global REIT product. Additionally, he serves as lead portfolio manager for DMC’s Dividend Income products, which he helped to create in the 1990s. He rejoined Delaware Investments in May 2006. In his first term with DMC, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell's Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

     The Statement of Additional Information for the Acquiring Fund dated September 20, 2008, as amended and supplemented to date (the “Acquiring Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund. For information on how to obtain a copy of the Acquiring Fund SAI, please see the section entitled “More Information about the Funds.”

     Portfolio Managers of the Acquired Fund. D. Tysen Nutt, Jr., Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, Nashira S. Wynn, and Kristen E. Bartholdson have primary responsibility for making the day-to-day investment decisions for the equity portion of the Acquired Fund. Messrs. Nutt, Lombardi, and Vogel assumed responsibility for the Acquired Fund in February 2005, Mr. Lalvani and Ms. Wynn assumed responsibility for the Acquired Fund in October 2006, and Ms. Bartholdson assumed responsibility for the Acquired Fund in December 2008. Paul Grillo, Roger A. Early, Thomas H. Chow, and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the fixed income portion of the Acquired Fund. Mr. Grillo has been managing the fixed income portion of the Acquired Fund since April 2000. Messrs. Early and Chow assumed responsibility for the Acquired Fund in May 2007. Mr. Loome assumed responsibility for the Acquired Fund in August 2007.

     D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader –Large-Cap Value Focus Equity. D. Tysen Nutt, Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for DMC’s Large-Cap Value Focus strategy. Before joining DMC, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining

MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

     Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager. Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for DMC’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

     Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager. Robert A. Vogel, Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for DMC’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

     Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager. Nikhil G. Lalvani is a portfolio manager with DMC’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining DMC in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

     Nashira S. Wynn, Vice President, Portfolio Manager. Nashira S. Wynn is a portfolio manager with DMC’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

     Kristen E. Bartholdson, Vice President, Portfolio Manager. Ms. Bartholdson is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining the firm in 2006, she worked as at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

     Biographical information for Paul Grillo is included above in the discussion of his role in managing the Acquiring Fund.

     Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager. Roger A. Early is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He re-joined Delaware Investments in March 2007. During his previous tenure at DMC, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh and he is a member of the CFA Society of Philadelphia.

     Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager. Thomas H. Chow is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor's degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

     Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments. Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving DMC as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor's degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

     The Statement of Additional Information for the Acquired Fund dated February 28, 2008, as amended and supplemented to date (the “Acquired Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquired Fund. For information on how to obtain a copy of the Acquired Fund SAI, please see the section entitled “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical and the operating expenses shown are based on expenses incurred during the Acquired Fund’s fiscal year ended October 31, 2007, and the Acquiring Fund’s fiscal year ended September 30, 2007, restated to reflect contractual expense changes. In addition, the following tables show the projected expense ratios of the Acquiring Fund after the Transaction, calculated as if the Transaction had taken place as of the beginning of the Acquiring Fund’s last fiscal year.

FEE TABLES FOR

THE BALANCED FUND AND THE MODERATE ALLOCATION PORTFOLIO

A.	Class A Shares
		Actual		Pro forma

			Moderate	Moderate
		Balanced Fund -	Allocation	Allocation
		Class A	Portfolio -	Portfolio -
			Class A	Class A After
				Transaction
	Shareholder Fees
	(paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on
	Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
	Maximum Contingent Deferred Sales Charge
	(Load) imposed on redemptions (as a
	percentage of original purchase price or
	redemption price, whichever is lower)	None[1]	None[1]	None[1]

	Annual Fund Operating Expenses
	(deducted from Fund assets)
	Management Fees	0.65%	0.65%	0.65%
	Distribution and Service (12b-1) Fees	0.25%[3,4]	0.30%[2]	0.25%[3]
	Total Other Expenses	0.32%	0.50%	0.38%[5]

	Acquired Fund Fees and Expenses	-	0.03%	0.03%
	Total Annual Fund Operating Expenses	1.22%	1.48%	1.31%
	Fee Waiver/Expense Reimbursement	(0.03%)	(0.33%)	(0.17%)

	Net Expenses [6]	1.19%	1.15%	1.14%

B.	Class B Shares
		Actual		Pro forma

				Moderate
			Moderate	Allocation
		Balanced	Allocation	Portfolio -
		Fund -
		Class B	Portfolio -	Class B
			Class B	After
				Transaction

	Shareholder Fees
	(paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on
	Purchases (as a percentage of offering price)	None	None	None
	Maximum Contingent Deferred Sales Charge
	(Load) imposed on redemptions (as a
	percentage of original purchase price or
	redemption price, whichever is lower)	4.00%[7]	4.00%[7]	4.00%[7]

	Annual Fund Operating Expenses
	(deducted from Fund assets)
	Management Fees	0.65%	0.65%	0.65%
	Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
	Total Other Expenses	0.32%	0.50%	0.38%[5]

	Acquired Fund Fees and Expenses	-	0.03%	0.03%
	Total Annual Fund Operating Expenses	1.97%	2.18%	2.06%
	Fee Waiver/Expense Reimbursement	-	(0.28%)	(0.15%)

	Net Expenses [6]	1.97%	1.90%	1.91%

C.	Class C Shares
		Actual		Pro forma

				Moderate
			Moderate	Allocation
		Balanced	Allocation	Portfolio -
		Fund -
		Class C	Portfolio -	Class C
			Class C	After
				Transaction
	Shareholder Fees
	(paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on
	Purchases (as a percentage of offering price)	None	None	None
	Maximum Contingent Deferred Sales Charge
	(Load) imposed on redemptions (as a
	percentage of original purchase price or
	redemption price, whichever is lower)	1.00%[8]	1.00%[8]	1.00%[8]

	Annual Fund Operating Expenses
	(deducted from Fund assets)
	Management Fees	0.65%	0.65%	0.65%
	Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
	Total Other Expenses	0.32%	0.50%	0.38%[5]

	Acquired Fund Fees and Expenses	-	0.03%	0.03%
	Total Annual Fund Operating Expenses	1.97%	2.18%	2.06%
	Fee Waiver/Expense Reimbursement	-	(0.28%)	(0.15%)

	Net Expenses [6]	1.97%	1.90%	1.91%

D.	Class R Shares
		Actual		Pro forma

				Moderate
			Moderate	Allocation
		Balanced	Allocation	Portfolio -
		Fund –
		Class R	Portfolio –	Class R
			Class R	After
				Transaction
	Shareholder Fees
	(paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on
	Purchases (as a percentage of offering price)	None	None	None
	Maximum Contingent Deferred Sales Charge
	(Load) imposed on redemptions (as a
	percentage of original purchase price or
	redemption price, whichever is lower)	None	None	None

	Annual Fund Operating Expenses
	(deducted from Fund assets)
	Management Fees	0.65%	0.65%	0.65%
	Distribution and Service (12b-1) Fees	0.60%[9]	0.60%[10]	0.60%
	Total Other Expenses	0.32%	0.50%	0.38%[5]

	Acquired Fund Fees and Expenses	-	0.03%	0.03%
	Total Annual Fund Operating Expenses	1.57%	1.78%	1.66%
	Fee Waiver/Expense Reimbursement	(0.10%)	(0.38%)	(0.25%)

	Net Expenses [6]	1.47%	1.40%	1.41%

E.	Institutional Class Shares
		Actual		Pro forma

		Balanced Fund – Institution al Class	Moderate Allocation Portfolio – Institution al Class	Moderate Allocation Portfolio - Institutional Class After Transaction

	Shareholder Fees
	(paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on
	Purchases (as a percentage of offering price)	None	None	None
	Maximum Contingent Deferred Sales Charge
	(Load) imposed on redemptions (as a
	percentage of original purchase price or
	redemption price, whichever is lower)	None	None	None

	Annual Fund Operating Expenses
	(deducted from Fund assets)
	Management Fees	0.65%	0.65%	0.65%
	Distribution and Service (12b-1) Fees	None	None	None
	Total Other Expenses	0.32%	0.50%	0.38%[5]

	Acquired Fund Fees and Expenses	-	0.03%	0.03%
	Total Annual Fund Operating Expenses	0.97%	1.18%	1.06%
	Fee Waiver/Expense Reimbursement	-	(0.28%)	(0.15%)

	Net Expenses [6]	0.97%	0.90%	0.91%

(1)	A purchase of Class A shares of $1 million or more may be made at net asset value (“NAV”). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (“CDSC”) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)	Delaware Distributors, L.P. (“DDLP”) has contracted to limit the Class A shares’ 12b-1 fee from February 1, 2008 through January 31, 2009 to no more than 0.25% of average daily net assets.

(3)	The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates. Effective December 12, 2008, the Board of the Acquiring Fund adopted the same blended rate methodology, although the Acquiring Fund had no shares outstanding that were acquired before June 1, 1992. The Pro Forma financials reflect application of the blended rate methodology to the Acquiring Fund’s Class A shares.

(4)	DDLP has contracted to limit the Class A shares’ 12b-1 fee from March 1, 2008 through February 28, 2009 to no more than 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Acquired Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

(5)	Included in “Total Other Expenses” are the one-time estimated costs of the reorganization, which are anticipated to total $120,454, of which $36,136 is applicable to the Acquiring Fund.

(6)	DMC has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses for a one-year period following September 22, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 0.90% of average daily net assets of the Acquiring Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Acquiring Fund’s Board and DMC. These expense waivers and reimbursements include acquired fund fees and expenses. If the Transaction is approved, DMC will contract to extend this expense waiver for one year following the closing date of the Transaction.

(7)	If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.0% thereafter.

(8)	Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(9)	DDLP has contracted to limit the Class R shares’ 12b-1 fees from March 1, 2008 through February 28, 2009 to no more than 0.50% of average daily net assets.

(10)	DDLP has contracted to limit the Class R shares’ 12b-1 fee from February 1, 2008 through January 31, 2009 to no more than 0.50% of average daily net assets.

Examples

     These examples are intended to help you compare the costs of investing in Balanced Fund shares with the cost of investing in Moderate Allocation Portfolio shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds with similar investment objectives. The cumulative amount of Fund expenses is shown on a hypothetical investment of $10,000 in the Balanced Fund and the Moderate Allocation Portfolio for the time periods indicated and then the sale of your shares at the end of those periods. The examples assume a 5% return each year.1 These are examples only and do not represent future expenses, which may be greater or less than those shown below. These examples reflect net expenses with applicable expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$689	$937	$1,204	$1,965
Moderate Allocation Portfolio	$685	$985	$1,307	$2,215
Pro forma Moderate Allocation	$685	$951	$1,237	$2,049
Portfolio (after the Transaction)

Class B Shares [2]	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$600	$896	$1,287	$2,102
Moderate Allocation Portfolio	$593	$930	$1,369	$2,314
Pro forma Moderate Allocation	$594	$906	$1,320	$2,185
Portfolio (after the Transaction)

Class C Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$300	$618	$1,062	$2,296
Moderate Allocation Portfolio	$293	$655	$1,144	$2,492
Pro forma Moderate Allocation	$294	$631	$1,095	$2,378
Portfolio (after the Transaction)

Class R Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$150	$486	$846	$1,859
Moderate Allocation Portfolio	$143	$523	$929	$2,063
Pro forma Moderate Allocation	$144	$499	$879	$1,944
Portfolio (after the Transaction)

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$99	$309	$536	$1,190
Moderate Allocation Portfolio	$92	$347	$622	$1,407
Pro forma Moderate Allocation	$93	$322	$570	$1,281
Portfolio (after the Transaction)

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares [2]	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$200	$618	$1,062	$2,102
Moderate Allocation Portfolio	$193	$655	$1,144	$2,314
Pro forma Moderate Allocation	$194	$631	$1,095	$2,185

Portfolio (after the Transaction)

Class C Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$200	$618	$1,062	$2,296
Moderate Allocation Portfolio	$193	$655	$1,144	$2,492
Pro forma Moderate Allocation	$194	$631	$1,095	$2,378
Portfolio (after the Transaction)

(1)	Each Fund’s actual rate of return may be greater or less than the hypothetical 5% return we used here.

(2)	The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

     The figures above are only examples. They do not represent past or future expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Boards considered a number of factors when reviewing the Plan and considering the proposed Transaction, including the performance records of the Funds. The performance history of the Funds (before taxes and without sales charges) as of December 31, 2008 is shown below:

Average Annual Total Returns

Fund and Class	1 Year	3 Years	5 Years	10 Years or
Inception [1]
Balanced Fund--Class A	[___]%	[___]%	[___]%	[___]%
Moderate Allocation Portfolio--Class A	[___]%	[___]%	[___]%	[___]%
Balanced Fund--Class B [2]	[___]%	[___]%	[___]%	[___]%
Moderate Allocation Portfolio--Class B [2]	[___]%	[___]%	[___]%	[___]%
Balanced Fund--Class C [3]	[___]%	[___]%	[___]%	[___]%
Moderate Allocation Portfolio--Class C [3]	[___]%	[___]%	[___]%	[___]%
Balanced Fund--Class R	[___]%	[___]%	N/A	[___]%
Moderate Allocation Portfolio--Class R	[___]%	[___]%	N/A	[___]%
Balanced Fund—Institutional Class	[___]%	[___]%	[___]%	[___]%

Average Annual Total Returns

Fund and Class	1 Year	3 Years	5 Years	10 Years or
Inception [1]
Moderate Allocation Portfolio--	[___]%	[___]%	[___]%	[___]%
Institutional Class

(1)	Since inception returns are shown if the class existed for less than 10 years. The Balanced Fund’s Class A, Class B, and Class C shares and the Moderate Allocation Portfolio’s Class A shares, Class B shares, and Class C shares commenced operations more than 10 years ago. The inception date for the Balanced Fund’s Class R shares and the Moderate Allocation Portfolio’s Class R shares was June 2, 2003.

(2)	Total returns assume redemption of shares at end of period. The 10-year return for each Fund’s Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for the Balanced Fund’s Class B shares would be [___]%, [___]%, [___]%, and [___]% for the one-, three-, five-, and 10-year periods, respectively, and the returns for the Moderate Allocation Portfolio’s Class B shares would be [___]%, [___]%,[___]%, and [___]% for the one-, three-, five-, and 10- year periods, respectively.

(3)	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for the Balanced Fund’s Class C shares would be [___]%, [___]%,[___]%, and [___]% for the one-, three, five-, and 10-year periods, respectively, and the returns for the Moderate Allocation Fund’s Class C shares would be [___]%, [___]%, [___]%, and [___]% for the one-, three, five-, and 10-year periods, respectively.

Where can I find more financial information about the Funds?

     Each Fund’s annual report contains a discussion of the Fund’s performance during the Fund’s past fiscal year and shows per share information for the Fund’s past five fiscal years. The Acquired Fund’s annual report is incorporated by reference into the Statement of Additional Information and the Acquiring Fund Annual Report accompanies this Proxy Statement/Prospectus. These documents also are available upon request. (See “More Information about the Funds” below.) The Acquiring Fund Prospectus also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The Funds have the same investment management fee schedule, which is:

Investment Management Fee

0.65% on the first $500 million;
0.60% on the next $500 million;
0.55% on the next $1.5 billion; and
0.50% on assets in excess of $2.5 billion

     DMC has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses for a one-year period following September 22, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 0.90% of average daily net assets of the Acquiring Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Acquiring Fund’s Board and DMC. If the Transaction is approved, DMC will contractually agree to extend the Acquiring Fund’s management fee waiver for one year following the Closing Date.

     Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P. (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, Class C shares, and Class R shares under their respective 12b-1 Plans. DDLP is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

     Pursuant to a contractual arrangement with DDLP, Lincoln Financial Distributors, Inc. (“LFD”), 130 N. Radnor-Chester Road, Radnor, PA 19087-5221, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries. LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each Funds’ Class A shares, Class B shares, Class C shares, and Class R shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class B shares, Class C, and Class R shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B, Class C, and Class R shares. In addition, each Fund’s

Rule 12b-1 Plan permits the relevant Fund to make payments out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All of the Acquired Fund’s Class A shareholders bear the 12b-1 fees at this blended rate. Effective December 12, 2008, the Board of the Acquiring Fund adopted the same blended rate methodology as is used for Class A shares of the Acquired Fund, although the Acquiring Fund had no shares outstanding that were acquired before June 1, 1992.

     Currently, the maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plans for Class B, Class C, and Class R shares is, on an annual basis: up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of each Fund’s average daily net assets of Class B shares and Class C shares; and up to 0.60% (currently contractually limited by DDLP to 0.50% through January 31, 2009 for the Acquiring Fund and through February 28, 2009 for the Acquired Fund) of each Fund’s average daily net assets of Class R shares. The Boards may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Acquiring Fund Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

     Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. Each Fund will also distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Acquiring Fund Prospectus under the section entitled “About Your Account--Dividends, distributions, and taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Boards for the Trusts held on November 19, 2008, DMC presented the Plan to the Boards and provided the Boards with data and analysis regarding the proposed Transaction. At the meeting, the Boards considered a number of factors, including the following:

°	The compatibility of the Acquired Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund;

°	The relative investment performance of the Funds;

°	The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;

°	The relative past and current growth in assets of the Funds and the anticipated future inability of the Acquired Fund to achieve satisfactory asset growth as analyzed by DDLP as the Fund’s distributor;

°	The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

°	The proposal of DMC to waive all or a portion of its investment advisory fees and/or reimburse expenses for a period of one year after the Transaction in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 0.90% of the Acquiring Fund’s average daily net assets.

°	The proposal by DDLP to amend the 12b-1 fee schedule for the Acquiring Fund’s Class A shares to match the blended rate fee schedule of the Acquired Fund.

°	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders, including that the Transaction will likely not result in any limitation on the use by the Acquiring Fund of the Acquired Fund’s capital loss carryforwards (but likely will result in a limitation on the use by Acquiring Fund of its own capital loss carryforwards); therefore, shareholders of the Acquired Fund, including Acquiring Fund shareholders post-Transaction, may continue to benefit from the Acquired Fund’s capital loss carryforwards, which may be used to offset future capital gains;

°	The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

°	The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.

°	The Boards noted that the investment objective for the Acquired Fund is similar to the investment objective of the Acquiring Fund. The Boards considered that The portfolio of the Acquired Fund has historically been managed in a similar manner (and has similar holdings) to a large portion of the portfolio of the Acquiring Fund, which should help to provide for a relatively smooth transition for shareholders of the Acquired Fund should the Transaction be approved. The materials provided to the Boards also explained that the investment strategies and policies of the Acquired Fund are similar, but not identical to, the investment strategies and policies of the Acquiring Fund. Notably, the Board materials stated that the Acquiring Fund offers investors broader diversification across a global opportunity set compared to the Acquired Fund. A comparison of the investment objectives of strategies of the Funds is detailed further below under “Comparison of Investment Objectives, Strategies, Policies, and Risks”.

     With respect to performance, the materials provided to the Boards showed that the Acquiring Fund’s Class A shares had stronger performance than the Acquired Fund’s Class A shares over the trailing one-, three-, five-, and 10-year periods ending September 30, 2008. In addition, over the trailing one-, three-, five-, and 10-year periods, the Acquiring Fund had a stronger performance percentile rank relative to its Lipper peer group than the Acquired Fund.

     The Boards also considered sales and redemption data and relative asset growth for each Fund as presented by DDLP. The information provided to the Boards indicated that the Acquired Fund had negative net cash flow each year from 2000 to 2007 and year-to-date through September 30, 2008, while the Acquiring Fund had some years of positive net cash flows and some years of negative cash flows during the same period but overall had positive net cash flows from 2000 through September 30, 2008.

     In deciding whether to recommend approval of the Transaction to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized. At the Board meeting, DMC informed the Boards that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Acquiring Fund are less than the net expenses of the Acquired Fund on all classes of shares. DMC has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses for one year after the Transaction in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses) from exceeding 0.90% of the Acquiring Fund’s average daily net assets. In addition, the Boards considered the proposal of DDLP to limit 12b-1 fees for the Acquiring Fund’s Class A shares to no more than 0.25% and 12b-1 fees for the Acquiring Fund’s Class R shares to no more than 0.50% through February 28, 2009. As a result of DMC’s and DDLP’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Transaction will be less than the net expenses of the Acquired Fund for all share classes.

     DMC informed the Boards that the Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the estimated cost of the Transaction, including the costs associated with the solicitation of proxies. The Boards considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 30% by the Acquired

Fund, and 30% by the Acquiring Fund. The total cost of the Transaction is projected to be $120,454.

     The Boards approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Board of Delaware Group® Equity Funds I then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction. The Boards approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
DELAWARE GROUP® EQUITY FUNDS I, ON BEHALF OF THE ACQUIRED FUND,
UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware Group Equity Funds I may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its property, assets, and goodwill on the Closing Date. In exchange, Delaware Group Equity Funds I, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business (“Business Day”).

     If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards. A Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC. The total cost of the Transaction is projected to be $120,454. The Funds will bear these Transaction costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes: (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to Acquiring Fund and each shareholder of Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of Acquiring Fund it received.

     A fund with available capital loss carryovers may be more tax efficient for shareholders because any capital losses used to offset realized capital gains increase the after-tax return of shareholders. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. Based on the respective net asset values of the Funds as of October 31, 2008, the Transaction will result in a more than 50% “change in ownership” of Acquiring Fund, as the smaller of the two Funds. As a result, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments, collectively referred to as “aggregate capital loss carryovers”) of Acquiring Fund will be subject to an annual limitation for federal income tax purposes. The aggregate [tax basis] capital loss carryovers of Acquiring Fund, as compared to those of Acquired Fund, and the approximate annual limitation on the use of Acquiring Fund’s aggregate capital loss carryovers following the Transaction are as follows:

	Acquired	Acquiring

	Fund	Fund

Capital Loss Carryovers (1)

Expiring 2010-2011	($25,651,772)	$-0-

Unrealized depreciation in value of
investments on a book basis as of October
31, 2008 (2)	($23,519,293)	($8,408,375)

Aggregate Capital Loss Carryovers (3)	($49,171,065)	($8,408,375)

Unrealized depreciation in investments as a
percentage of net asset value	-15.68%	-13.60%

Net Asset Value as of 10/31/2008	$150,002,277	$61,840,725

Long-Term Tax-Exempt Rate		5.40%

Approximate Annual Limitation (4)	n/a	$3,339,399

(1)	As of the fiscal year ended of each Fund, 10/31/2007 and 9/30/2007, respectively.

(2)	The limitation will apply on a tax basis.

(3)	Does not include current year losses, if any

(4)	The actual limitation will equal the aggregate net asset value of Acquiring Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Acquiring Fund on the closing date that is recognized in a taxable year.

     This annual limitation on use of Acquiring Fund’s aggregate capital loss carryovers may or may not be material, depending on the facts at time of closing the Transaction. However, the aggregate capital loss carryovers of Acquired Fund will continue to be available, provided the Acquired Fund is the larger of the two Funds on the Closing Date. This being the case, the benefits of Acquired Fund’s aggregate capital loss carryovers will accrue post-Transaction to all Fund shareholders, including those of Acquiring Fund. This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Acquired Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

     Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of both funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the reorganization. Based on Acquired Fund’s unrealized depreciation in value of investments on a book basis as a percentage of its net asset value as of October 31, 2008 of -15.7 % compared to that of Acquiring Fund of -13.6%, and of -15.1% on a combined basis post-Transaction, the shareholders of neither Fund are being exposed to any material differences in the unrealized depreciation in value of investments post-Transaction relative to what they are presently exposed.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the Transaction is approved, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

     The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

     For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of December 31, 2008, the separate capitalizations of the Acquiring Fund and the Acquired Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

			Pro Forma	Acquiring
			Adjustments to	Fund after
	Acquired Fund	Acquiring Fund	Capitalization (1)	Transaction

	(unaudited)	(unaudited)	(unaudited)	(estimated)*

Net assets (all classes)	$169,738,938	$47,332,192	($72,272)	$216,998,858
Total shares outstanding	11,381,704	5,290,601		24,263,939

			Pro Forma	Acquiring
			Adjustments to	Fund after
	Acquired Fund	Acquiring Fund	Capitalization (1)	Transaction

	(unaudited)	(unaudited)	(unaudited)	(estimated)*

Class A net assets	$158,411,393	$35,453,392	($60,791)	$193,803,994
Class A shares outstanding	10,622,852	3,959,856		21,663,127
Class A net asset value per share	$14.91	$8.95		$8.95

Class B net assets	$5,522,952	$3,317,322	($3,709)	$8,836,565
Class B shares outstanding	369,776	372,493		992,996
Class B net asset value per share	$14.94	$8.91		$8.90

Class C net assets	$3,960,007	$5,997,411	($5,422)	$9,951,996
Class C shares outstanding	265,443	671,714		1,115,415
Class C net asset value per	$14.92	$8.93		$8.92

Class R net assets	$248,057	$1,207,055	($974)	$1,454,138
Class R shares outstanding	16,654	135,292		163,120
Class R net asset value per share	$14.89	$8.92		$8.91
		2
Institutional Class net assets	$1,596,529	$1,357,012	($1,376)	$2,952,165
Institutional Class shares outstanding	106,979	151,246		329,281

Institutional Class net asset value per share	$14.92	$8.97		$8.97

(1)	Adjustments reflect the costs of the Transaction incurred by each Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

     This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies, and policies, as well as the risks associated with such objectives, strategies, and policies. For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Acquiring Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks a balance of capital appreciation, income and preservation of capital, whereas the Acquiring Fund seeks capital appreciation with current income as a secondary objective. Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

     The overall investment strategies and policies of the Acquired Fund are similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 25% of the Acquired Fund’s net assets in equity securities and at least 25% of its net assets in fixed income securities. In striving to meet its objectives, the Acquiring Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed-income securities.

     DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for the Acquired Fund. The Acquired Fund seeks capital appreciation by generally investing at least 25% of the Acquired Fund’s net assets in equity securities of primarily large-capitalization companies that DMC believes have long-term capital appreciation potential. In managing the Acquired Fund, DMC will typically follow a value-oriented investment philosophy in selecting stocks using a research-intensive approach that considers factors such as:

°	security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

°	favorable earnings prospects and dividend yield;

°	the financial condition of the issuer; and

°	various qualitative factors.

     While DMC’s investment philosophy for the Acquired Fund will typically be value-oriented, DMC also may invest in issues with growth characteristics during market cycles when growth stocks appear attractive. To seek current income and help preserve capital, DMC generally invests at least 25% of the Acquired Fund’s net assets in various types of fixed income securities, including U.S. Government and government agency securities, corporate bonds and high yield securities. Each bond in the Acquired Fund’s portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and 10 years. DMC conducts ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

     The Acquiring Fund relies on active asset allocation and invests in a diversified portfolio of securities of different investment classes and styles as it strives to attain its investment objective. By allocating its investments across several different asset classes and styles, the Acquiring Fund offers broad diversification while seeking to produce the desired risk/return profile. This strategy is intended to benefit investors by providing an extra layer of diversification, access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles, and a professional portfolio manager who makes asset allocation decisions. The Acquiring Fund’s active asset allocation strategy begins with an evaluation of three key factors:

°	the returns and risks associated with different asset classes;

°	the correlation between different asset classes, in other words, their tendency to move up or down together; and

°	the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

     This information is used to determine how much of the Acquiring Fund’s portfolio will be allocated to each asset class. DMC then selects the appropriate investment styles for investment. DMC has identified a select group of investment styles that are appropriate for the allocation strategies of the Acquiring Fund, including U.S. Equity, International Equity, Global Real Estate Equity, Emerging Markets Equity, Fixed Income (including U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets) and Cash Equivalents.

     The most significant difference between the Acquired Fund’s and the Acquiring Fund’s stated investment policies is that the Funds have different minimum levels as targets for investment in equities versus fixed income securities, in that the Acquired Fund generally invests at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, while the Acquiring Fund will typically target 60% of its net assets in equity securities and 40% of its net assets in fixed-income securities. As described in more detail above, another significant difference is that the Acquiring Fund offers investors broader diversification across a global opportunity set through its larger group of possible investment styles as compared to the Acquired Fund.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted substantially similar fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a Majority Vote (as defined below) of its shareholders. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated September 20, 2008 related to the Acquiring Fund Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

Investments in the Funds are subject to several risks, which are summarized below.

     Market risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.

     Industry and security risk. Industry risk is the risk that the value of the securities in a particular industry will decline because of changing expectations for the performance of that industry. Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

     Futures and options risk. Futures and options risk is the possibility that a Fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what DMC anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a Fund gains from using the strategy.

     Small company risk. Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

     Interest rate risk. Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

     Liquidity risk. Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a Fund has valued them.

     Credit risk. Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.

     Prepayment risk. Prepayment risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund would then have to reinvest that money at a lower interest rate.

     Foreign risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

     Emerging markets risk. Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

     A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement, under “The risks of investing in the Portfolios,” and in the Acquiring Fund’s

Statement of Additional Information, under “Investment Strategies and Risks.” A more complete discussion of the risks of an investment in the Acquired Fund is included in the Acquired Fund’s prospectus, under “The risks of investing in the Fund.”

What vote is necessary to approve the Plan?

     Provided that Quorum requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy. With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

MORE INFORMATION ABOUT THE FUNDS

     Administration and Transfer Agency Services. Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Companies. For its transfer agency, shareholder servicing, and dividend disbursing services, DSC is paid an annual per account charge of $27.00 for each open account and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis. These fees are charged to each Fund on a pro rata basis.

     Custodial Services. The Bank of New York Mellon (“BNY Mellon”), is the custodian of the securities and other assets of the Funds. The main office of Mellon is One Wall Street, New York, NY 10286.

     Fund Accounting Services. BNY Mellon currently also provides fund accounting services to each Fund. Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.

     Oversight Services. DSC also provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

     Additional Information. More information about the Acquiring Fund is included in: (i) the Acquiring Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) its Statement of Additional Information dated September 20, 2008, as amended to date, related to the Acquiring Fund Prospectus; (iii) the Statement of Additional Information dated [
_____
], 2008 (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein; and (iv) the Acquiring Fund’s annual report to shareholders for the year ended September 30, 2008 (“Annual Report”), which is included with and considered a part of this Proxy Statement/Prospectus. You may request free copies of the Statements of Additional Information (including any supplements) and the Annual Report, which have been filed with the SEC, by calling (800) 523-1918 or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Fund at the close of business on December 23, 2008 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

     Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Delaware Group Equity Funds I expressly revoking their proxy, by signing and forwarding to Delaware Group Equity Funds I a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware Group Equity Funds I does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy Statement/Prospectus. The Board of Delaware Group Equity Funds I is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. There were [__________] outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware Group Equity Funds I for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. Delaware Group Equity Funds I will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. Delaware Group Equity Funds I may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Delaware Group Equity Funds I, Delaware Management Business Trust and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. Delaware Group Equity Funds I has engaged Computershare Fund Services, Inc. (“Computershare”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $56,252, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Delaware Group Equity Funds I has also agreed to indemnify Computershare against certain liabilities and expenses, including liabilities under the federal securities laws. Delaware Group Equity Funds I expects that the solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

     As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Computershare if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Computershare will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC. The total costs of the Transaction are estimated to be approximately $120,454.

How do I submit a shareholder proposal?

     Delaware Group® Equity Funds I is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of Delaware Group Equity Funds I, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in Delaware Group Equity Funds I’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES

     [On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

     To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund. Except as noted therein, the Trusts have no knowledge of beneficial ownership.]

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS

Exhibit A	-	Form of Agreement and Plan of Reorganization between Delaware Group® Equity
Funds I, on behalf of the Balanced Fund, and Delaware Group Foundation Funds,
on behalf of the Moderate Allocation Portfolio

Exhibit B	-	Principal Holders of Shares

OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

°	Prospectus of Moderate Allocation Portfolio dated September 20, 2008, as supplemented to date.

°	Annual Report of Moderate Allocation Portfolio for the period ended September 30, 2008.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”), made as of this ____ day of _____200_, by and between Delaware Group Foundation Funds, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Moderate Allocation Portfolio (“Acquiring Fund”), and Delaware Group Equity Funds I, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Balanced Fund (“Acquired Fund”).

PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the “Plan”) will consist of: (i) the acquisition by Delaware Group Foundation Funds on behalf of Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), (d) shares of beneficial interest, without par value, of Acquiring Fund – Class R (“Acquiring Fund Class R Shares”), and (e) shares of beneficial interest, without par value, of Acquiring Fund – Institutional Class (“Acquiring Fund Institutional Class Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund –Class C shares (“Acquired Fund Class C Shares”), (d) Acquiring Fund Class R shares to the holders of Acquired Fund – Class R shares (“Acquired Fund Class R Shares”), (e) Acquiring Fund Institutional Class shares to the holders of Acquired Fund – Institutional Class shares (“Acquired Fund Institutional Class Shares”), according to their respective interests in complete liquidation of Acquired Fund; and (iii) the dissolution of Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

     In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund

     (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Foundation Funds herein contained, and in consideration of the delivery by Delaware Group Foundation Funds of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Group Equity Funds I, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Foundation Funds, on behalf of Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund’s costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of Acquired Fund as liability reserves, (2) to discharge all of Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of Delaware Group Equity Funds I shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund (hereinafter “Net Assets”). Delaware Group Equity Funds I, on behalf of Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. Delaware Group Equity Funds I agrees to use commercially reasonable efforts to identify all of Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”) prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

     (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds I on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Foundation Funds agrees at the Closing to deliver to Delaware Group Equity Funds I, on behalf of Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation

Date; (iv) the number of Acquiring Fund Class R Shares determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, Delaware Group Equity Funds I shall dissolve Acquired Fund and distribute pro rata to Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

     (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

     (e) At the Closing, each shareholder of record of Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

2. Valuation

     (a) The value of Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

     (b) The net asset value of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares, and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

     (c) The net asset value of Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares, and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

3. Closing and Valuation Date

     The Valuation Date shall be __________, 200_, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Delaware Group Foundation Funds, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately _:00 _.m., Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Foundation Funds or Delaware Group Equity Funds I, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Foundation Funds and Delaware Group Equity Funds I. Delaware Group Equity Funds I shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Delaware Group Foundation Funds’ Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286. Also, Delaware Group Equity Funds I shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. Delaware Group Foundation Funds shall provide evidence satisfactory to Delaware Group Equity Funds I in such manner as Delaware Group Equity Funds I may reasonably request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

4. Representations and Warranties by Delaware Group Equity Funds I

     Delaware Group Equity Funds I represents and warrants to Delaware Group Foundation Funds that: (a) Delaware Group Equity Funds I is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Delaware Group Equity Funds I, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

     (b) Delaware Group Equity Funds I is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value. Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

     (c) The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2008, audited by Ernst & Young, LLP, copies of which have been delivered to Delaware Group Foundation Funds, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Foundation Funds, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Acquired Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Foundation Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

     (e) The statement of assets and liabilities to be furnished by Delaware Group Equity Funds I as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) At the Closing, Delaware Group Equity Funds I, on behalf of Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) Delaware Group Equity Funds I has the necessary trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

     (h) Delaware Group Equity Funds I is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

     (i) Delaware Group Equity Funds I has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

     (j) Neither Delaware Group Equity Funds I nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

     (k) Delaware Group Equity Funds I does not have any unamortized or unpaid organizational fees or expenses.

     (l) Delaware Group Equity Funds I has elected to treat Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

5. Representations and Warranties by Delaware Group Foundation Funds

     Delaware Group Foundation Funds represents and warrants to Delaware Group Equity Funds I that: (a) Delaware Group Foundation Funds is a statutory trust created under the laws of the State of Delaware on October 24, 1997, and is validly existing and in good standing under the laws of that State. Delaware Group Foundation Funds, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

     (b) Delaware Group Foundation Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund. Each outstanding share of Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

     (c) At the Closing, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The statement of assets and liabilities of Acquiring Fund to be furnished by Delaware Group Foundation Funds as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, Delaware Group Foundation Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) Delaware Group Foundation Funds has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

     (g) Delaware Group Foundation Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

     (h) Delaware Group Foundation Funds has full trust power and trust authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

     (i) Neither Delaware Group Foundation Funds nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (j) The books and records of Acquiring Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds I and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

     (k) Delaware Group Foundation Funds has elected to treat Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

6.	Representations and Warranties by Delaware Group Equity Funds I and Delaware Group Foundation Funds

     Delaware Group Equity Funds I and Delaware Group Foundation Funds each represents and warrants to the other that:

     (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (c) It has duly and timely filed, on behalf of Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate.

     (d) All information provided to Delaware Group Equity Funds I by Delaware Group Foundation Funds, and by Delaware Group Equity Funds I to Delaware Group Foundation Funds, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of Delaware Group Equity Funds I with respect to the approval of Acquired Fund’s shareholders of this Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7. Covenants of Delaware Group Equity Funds I

     (a) Delaware Group Equity Funds I covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

     (b) Delaware Group Equity Funds I undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund’s shareholders.

     (c) Delaware Group Equity Funds I covenants that by the Closing, all of Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Delaware Group Equity Funds I will at the Closing provide Delaware Group Foundation Funds with:

     (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

     (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (3) All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

     (e) The Board of Trustees of Delaware Group Equity Funds I shall call, and Delaware Group Equity Funds I shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Delaware Group Equity Funds I shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Delaware Group Equity Funds I agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

     (f) Delaware Group Equity Funds I shall supply to Delaware Group Foundation Funds, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

8. Covenants of Delaware Group Foundation Funds

     (a) Delaware Group Foundation Funds covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

     (b) Delaware Group Foundation Funds covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

     (c) Delaware Group Foundation Funds covenants that by the Closing, all of Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Delaware Group Foundation Funds shall supply to Delaware Group Equity Funds I, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

     (e) Delaware Group Foundation Funds shall have filed with the United States Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by Delaware Group Equity Funds I and Delaware Group Foundation Funds

     The obligations of Delaware Group Equity Funds I and Delaware Group Foundation Funds to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

    (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party’s Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement, the Plan and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income, capital gain net income and net interest income excludable under Section 103(a) of the Code, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income, capital gain net income and net interest income excludable under Section 103(a) of the Code from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

     (g) That prior to or at the Closing, Delaware Group Equity Funds I and Delaware Group Foundation Funds shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement and in accordance with customary representations provided by Delaware Group Equity Funds I and Delaware Group Foundation Funds in certificates delivered to SRSY:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

      (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

      (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

      (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under Section 361(c)(1) of the Code.

     (5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

      (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

      (7) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

      (8) The basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

      (9) The holding period of Acquiring Fund’s shares received by Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund’s shares surrendered in exchange therefor, provided that Acquired

Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

     (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b) -1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (h) That Delaware Group Foundation Funds shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds I, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Delaware Group Equity Funds I was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Delaware Group Equity Funds I is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund;

     (3) Delaware Group Equity Funds I is an open-end, investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds I, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds I or Acquired Fund;

      (5) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds I of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

      (6) Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds I violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds I is a party or by which Delaware Group Equity Funds I is otherwise bound; and

     (7) This Agreement has been validly authorized and executed by Delaware Group Equity Funds I and represents the legal, valid and binding obligation of Delaware Group Equity Funds I and is enforceable against Delaware Group Equity Funds I in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds I with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds I.

     (i) That Delaware Group Equity Funds I shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Foundation Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Delaware Group Foundation Funds was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on October 24, 1997, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Delaware Group Foundation Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

     (3) Delaware Group Foundation Funds is an open-end investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Foundation Funds, the unfavorable outcome of which would materially and adversely affect Delaware Group Foundation Funds or Acquiring Fund;

     (5) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Foundation Funds or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

     (6) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Foundation Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (7) Neither the execution, delivery nor performance of this Agreement by Delaware Group Foundation Funds violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Foundation Funds is a party or by which Delaware Group Foundation Funds is otherwise bound; and

     (8) This Agreement has been validly authorized and executed by Delaware Group Foundation Funds and represents the legal, valid and binding obligation of Delaware Group Foundation Funds and is enforceable against Delaware Group Foundation Funds in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Foundation Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Foundation Funds.

     (j) That Delaware Group Foundation Funds’ Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Foundation Funds with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

     (l) That at the Closing, Delaware Group Equity Funds I, on behalf of Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

     10. Fees and Expenses The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 30% by Acquired Fund; 30% by Acquiring Fund; and 40% by Delaware Management Company, a series of Delaware Management Business Trust.

11. Termination; Waiver; Order

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

     (1) by mutual consent of Delaware Group Equity Funds I and Delaware Group Foundation Funds;

     (2) by Delaware Group Foundation Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Foundation Funds; or

     (3) by Delaware Group Equity Funds I if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Equity Funds I.

     (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2009, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Group Equity Funds I and Delaware Group Foundation Funds.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Group Equity Funds I or Delaware Group Foundation Funds or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Group Equity Funds I or Delaware Group Foundation Funds, respectively (whichever is entitled to the benefit thereof).

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Group Equity Funds I nor Delaware Group Foundation Funds, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Delaware Group Equity Funds I or Delaware Group Foundation Funds against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Group Equity Funds I or the Board of Trustees of Delaware Group Foundation Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12. Liability of Delaware Group Foundation Funds and Delaware Group Equity Funds I

     (a) Each party acknowledges and agrees that all obligations of Delaware Group Foundation Funds under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Foundation Funds under this Agreement with respect to

Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Foundation Funds shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds I nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Foundation Funds, the trustees, officers, employees or agents of Delaware Group Foundation Funds, or any of them.

     (b) Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds I under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Group Equity Funds I under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Group Equity Funds I shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Foundation Funds nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds I, the trustees, officers, employees or agents of Delaware Group Equity Funds I, or any of them.

13. Final Tax Returns and Forms 1099 of Acquired Fund

     (a) After the Closing, Delaware Group Equity Funds I shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Group Equity Funds I with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Group Equity Funds I or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

14. Cooperation and Exchange of Information

     Delaware Group Foundation Funds and Delaware Group Equity Funds I will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

15. Entire Agreement and Amendments

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16. Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

17. Notices

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds I or Delaware Group Foundation Funds at 2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

18. Governing Law

     This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

19. Effect of Facsimile Signature

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, Delaware Group Equity Funds I and Delaware Group Foundation Funds have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Equity Funds I, on behalf of the
Delaware Balanced Fund

                 By:
                                                   Richard J. Salus
      Chief Financial Officer

Delaware Group Foundation Funds, on behalf of the
Delaware Moderate Allocation Portfolio

By:
Richard J. Salus
 Chief Financial Officer

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class Name and	Share Amount	Percentage
Address of Account

Delaware Balanced Fund

Class A

Class B

Class C

Class R

Institutional Class

Delaware Moderate Allocation
Portfolio

Class A

Class B

Class C

Class R

Institutional Class

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Please detach at perforation before mailing.

PROXY	PROXY

SPECIAL MEETING OF SHAREHOLDERS
DELAWARE BALANCED FUND
March 12, 2009
The undersigned hereby revokes all previous proxies for his/her shares and appoints [____________], and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Balanced Fund (“Balanced Fund”) that the undersigned is entitled to vote at the Balanced Fund’s meeting to be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005
Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:15 p.m., Eastern Time, including any adjournments thereof
(the "Meeting"), upon such business as may properly be brought before the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group Equity Funds I (the "Trust") on behalf of the
Balanced Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Balanced Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Balanced
Fund, and Delaware Group Foundation Funds, on behalf of its series, Delaware Moderate Allocation Portfolio (“Moderate Allocation
Portfolio”). If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

VOTE VIA THE INTERNET:
[www._____________.com]
VOTE VIA THE TELEPHONE: [         ]
CONTROL NUMBER:

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

___________________________________
Signature
___________________________________
Signature
_______________________________2008
Dated

                                                                      YES     NO
I PLAN TO ATTEND THE MEETING.     []       []
(Continued on the other side)

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

                                                                                Please detach at perforation before mailing.
--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: []

	FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization between []	[]	[]
Delaware Group Equity Funds I, on behalf of Balanced Fund, and and Delaware Group Foundation Funds, on behalf of its series,
Delaware Moderate Allocation Portfolio, that provides for (i) the acquisition of substantially all of the assets of Balanced Fund by Moderate Allocation Portfolio
Fund in exchange solely for shares of Moderate Allocation Portfolio, (ii) the distribution of such shares to the shareholders of Balanced
Fund, and (iii) the complete liquidation and dissolution of
Balanced Fund. Shareholders of Balanced Fund will receive
Class A, Class B, Class C, Class R or Institutional Class shares of
Moderate Allocation Portfolio, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders'
shares in Class A, Class B, Class C, Class R or Institutional Class
shares of Balanced Fund.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.
PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
REQUIRED IF MAILED IN THE U.S.

STATEMENT OF ADDITIONAL INFORMATION
FOR
DELAWARE MODERATE ALLOCATION PORTFOLIO
a series
of DELAWARE GROUP FOUNDATION FUNDS

Dated January [ ], 2009

Acquisition of Substantially All of the Assets of:

DELAWARE BALANCED FUND
(a series of Delaware Group Equity Funds I)

By and in exchange for shares of

DELAWARE MODERATE ALLOCATION PORTFOLIO
(a series of Delaware Group Foundation Funds)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Balanced Fund (the "Balanced Fund") in exchange for shares of Delaware Moderate Allocation Portfolio (the "Moderate Allocation Portfolio").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1. Statement of Additional Information of the Moderate Allocation Portfolio, dated September 20, 2008, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Foundation Funds’ filing under Rule 497 [Accession No. 0001206774-08-001587] filed July 22, 2008 and will be mailed to any shareholder who requests this SAI.

2. Annual Report of the Moderate Allocation Portfolio for the fiscal year ended September 30, 2008 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Foundation Funds’ N-CSR [Accession No. 0001206774-08-001946] filed December 2, 2008 and will be mailed to any shareholder who requests this SAI.

3. Annual Report of the Balanced Fund for the fiscal year ended October 31, 2007 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds I's N-CSR [Accession No. 0001206774-08-000021] filed January 4, 2008 and will be mailed to any shareholder who requests this SAI.

4. Semiannual Report of the Balanced Fund for the period ended April 30, 2008 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds I's N-CSR [Accession No. 0001206774-08-001234] filed July 3, 2008 and will be mailed to any shareholder who requests this SAI.

5. Pro Forma Financial Statements for the Reorganization of the Balanced Fund into the Moderate Allocation Portfolio.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated January [ ], 2009, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800 523-1918 or by writing to Delaware Moderate Allocation Portfolio at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Common Stock	50.39%
U.S. Markets	46.70%
Consumer Discretionary	5.25%
†Aeropostale	USD	600	$19,266	0	$ -	0	$ -	600	$19,266
†AFC Enterprises		1,200	8,712	0				1,200	8,712
†Bally Technologies		500	15,140	0				500	15,140
†Buffalo Wild Wings		200	8,048	0				200	8,048
Burger King Holdings		1,500	36,840	0				1,500	36,840
CKE Restaurants		1,100	11,660	0				1,100	11,660
Comcast Class A		1,600	31,408	0				1,600	31,408
DeVry		300	14,862	0				300	14,862
Disney (Walt)		1,100	33,759	0				1,100	33,759
†Fossil		500	14,115	0				500	14,115
Gap		6,600	117,348	205,500	3,653,790			212,100	3,771,138
†Jack in the Box		700	14,770	0				700	14,770
†Jarden		1,400	32,830	0				1,400	32,830
Limited Brands		6,600	114,312	194,200	3,363,544			200,800	3,477,856
Macy's		1,300	23,374	0				1,300	23,374
†Marvel Entertainment		400	13,656	0				400	13,656
Mattel		6,300	113,652	188,000	3,391,520			194,300	3,505,172
McDonald's		800	49,360	0				800	49,360
†MGM MIRAGE		3,400	96,900	0				3,400	96,900
†National CineMedia		900	9,945	0				900	9,945
NIKE Class B		400	26,760	0				400	26,760
†Papa John's International		600	16,296	0				600	16,296
Phillips-Van Heusen		1,100	41,701	0				1,100	41,701
†Scholastic		400	10,272	0				400	10,272
Staples		5,300	119,250	0				5,300	119,250
†Tenneco		700	7,441	0				700	7,441
†True Religion Apparel		300	7,755	0				300	7,755
†Ulta Salon Cosmetics & Fragrance		700	9,296	0				700	9,296
†Universal Electronics		700	17,486	0				700	17,486
†Viacom Class B		700	17,388	0				700	17,388
†Warnaco Group		900	40,761	0				900	40,761
†Weight Watchers International		2,500	91,500	0				2,500	91,500
†WMS Industries		500	15,285	0				500	15,285
			1,201,148		10,408,854		0		11,610,002
Consumer Staples	7.84%
Alberto-Culver		400	10,896	0				400	10,896
Altria Group		300	5,952	0				300	5,952
Archer-Daniels-Midland		4,700	102,977	126,600	2,773,806			131,300	2,876,783
Casey's General Stores		600	18,102	0				600	18,102
†Chattem		200	15,636	0				200	15,636
CVS Caremark		1,600	53,856	0				1,600	53,856
Heinz (H.J.)		2,500	124,775	62,700	3,129,357			65,200	3,254,132
Kimberly-Clark		2,000	129,680	56,800	3,682,912			58,800	3,812,592
Kraft Foods Class A		3,900	127,725	108,500	3,553,375			112,400	3,681,100
PepsiCo		1,000	71,270	0				1,000	71,270
Philip Morris International		300	14,430	0				300	14,430
Procter & Gamble		3,800	264,822	0				3,800	264,822
Safeway		4,600	109,112	124,800	2,960,256			129,400	3,069,368
Walgreen		3,900	120,744	0				3,900	120,744
Wal-Mart Stores		1,300	77,857	0				1,300	77,857
			1,247,834		16,099,706		0		17,347,540
Energy	4.20%
Apache		300	31,284					300	31,284
Arch Coal		300	9,867					300	9,867

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
	% of Total Investments (Pro Forma Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
†Basic Energy Services		300	6,390					300	6,390
†Brigham Exploration		1,000	10,990					1,000	10,990
†Bristow Group		400	13,536					400	13,536
Cabot Oil & Gas		400	14,456					400	14,456
†Callon Petroleum		500	9,015					500	9,015
Chevron		2,000	164,960	35,100	2,895,048			37,100	3,060,008
†Complete Production Services		700	14,091					700	14,091
ConocoPhillips		2,300	168,475	35,900	2,629,675			38,200	2,798,150
EOG Resources		1,400	125,244					1,400	125,244
†EXCO Resources		400	6,528					400	6,528
Exxon Mobil		1,100	85,426					1,100	85,426
†Grey Wolf		1,600	12,448					1,600	12,448
Halliburton		900	29,151					900	29,151
Lufkin Industries		100	7,935					100	7,935
Marathon Oil		2,800	111,636	68,800	2,743,056			71,600	2,854,692
†National Oilwell Varco		600	30,138					600	30,138
Occidental Petroleum		700	49,315					700	49,315
Penn Virginia		400	21,376					400	21,376
†Petroquest Energy		1,300	19,955					1,300	19,955
Schlumberger		600	46,854					600	46,854
St. Mary Land & Exploration		800	28,520					800	28,520
†Warren Resources		1,000	9,980					1,000	9,980
			1,027,570		8,267,779		0		9,295,349
Financials	2.89%
Aflac		500	29,375					500	29,375
Allstate		2,700	124,524					2,700	124,524
BancFirst		300	14,499					300	14,499
Bank of America		2,200	77,000					2,200	77,000
BB&T		300	11,340					300	11,340
Berkley (W.R.)		1,000	23,550					1,000	23,550
Blackstone Group		1,200	18,408					1,200	18,408
Capital One Financial		800	40,800					800	40,800
CME Group		500	185,755					500	185,755
Colonial BancGroup		1,900	14,934					1,900	14,934
Delphi Financial Group Class A		600	16,824					600	16,824
Digital Realty Trust		300	14,175					300	14,175
Dime Community Bancshares		800	12,176					800	12,176
Discover Financial Services		7,400	102,268	223,100	3,083,242			230,500	3,185,510
East West Bancorp		1,100	15,070					1,100	15,070
FBL Financial Group Class A		490	13,666					490	13,666
First Industrial Realty Trust		600	17,208					600	17,208
First Midwest Bancorp		500	12,120					500	12,120
First Niagara Financial Group		900	14,175					900	14,175
Greenhill		200	14,750					200	14,750
Hanover Insurance Group		500	22,760					500	22,760
Harleysville Group		300	11,340					300	11,340
Hartford Financial Services Group		1,900	77,881	46,100	1,889,639			48,000	1,967,520
Home Properties		300	17,385					300	17,385
Horace Mann Educators		870	11,197					870	11,197
Host Hotels & Resorts		900	11,961					900	11,961
†IntercontinentalExchange		1,900	153,292					1,900	153,292
JPMorgan Chase		1,700	79,390					1,700	79,390
optionsXpress Holdings		600	11,652					600	11,652
Pennsylvania Real Estate Investment Trust		600	11,310					600	11,310
†ProAssurance		300	16,800					300	16,800
Prudential Financial		600	43,200					600	43,200
†RiskMetrics Group		500	9,785					500	9,785

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
RLI		400	24,836					400	24,836
Senior Housing Properties Trust		1,000	23,830					1,000	23,830
Simon Property Group		200	19,400					200	19,400
Sovran Self Storage		500	22,465					500	22,465
†Texas Capital Bancshares		570	11,833					570	11,833
Trustmark		700	14,518					700	14,518
U.S. Bancorp		1,300	46,826					1,300	46,826
Waddell & Reed Financial		400	9,900					400	9,900
			1,424,178		4,972,881		0		6,397,059
Health Care	9.14%
†Align Technology		1,100	11,913					1,100	11,913
†Alkermes		1,300	17,290					1,300	17,290
Allergan		2,700	139,050					2,700	139,050
†Amgen		700	41,489					700	41,489
†AMN Healthcare Services		900	15,813					900	15,813
†Bio-Rad Laboratories Class A		200	19,824					200	19,824
Bristol-Myers Squibb		5,900	123,015	165,500	3,450,676			171,400	3,573,691
†Celera		1,050	16,223					1,050	16,223
†Dionex		200	12,710					200	12,710
†Express Scripts		600	44,292					600	44,292
†Genentech		2,700	239,435					2,700	239,435
†Gen-Probe		500	26,525					500	26,525
†Gilead Sciences		1,000	45,580					1,000	45,580
†HealthExtras		310	8,097					310	8,097
†Healthways		500	8,065					500	8,065
†Hologic		1,400	27,062					1,400	27,062
Johnson & Johnson		3,100	214,768	43,100	2,985,968			46,200	3,200,736
†Kendle International		300	13,413					300	13,413
†Medarex		1,700	10,999					1,700	10,999
Medtronic		900	45,090					900	45,090
Mentor		300	7,158					300	7,158
Merck		5,000	157,800	91,500	2,887,740			96,500	3,045,540
†Noven Pharmaceuticals		800	9,344					800	9,344
†Omrix Biopharmaceuticals		500	8,970					500	8,970
†Onyx Pharmaceuticals		300	10,854					300	10,854
†OSI Pharmaceuticals		300	14,787					300	14,787
Pfizer		7,900	145,676	174,900	3,225,156			182,800	3,370,832
†Psychiatric Solutions		500	18,975					500	18,975
Quest Diagnostics		2,400	124,008	52,100	2,692,007			54,500	2,816,015
†Quidel		600	9,846					600	9,846
†Regeneron Pharmaceuticals		550	12,007					550	12,007
†Res-Care		900	16,326					900	16,326
†Sun Healthcare Group		1,100	16,126					1,100	16,126
†Techne		200	14,424					200	14,424
†United Therapeutics		200	21,034					200	21,034
UnitedHealth Group		5,100	129,489					5,100	129,489
Universal Health Services Class B		150	8,405					150	8,405
†Vertex Pharmaceuticals		500	16,620					500	16,620
Wyeth		3,900	144,066	81,900	3,025,386			85,800	3,169,452
			1,966,568		18,266,933		0		20,233,501
Industrials	3.07%
AAON		800	14,552					800	14,552
Acuity Brands		300	12,528					300	12,528
Administaff		500	13,610					500	13,610
American Ecology		400	11,068					400	11,068
Applied Industrial Technologies		400	10,772					400	10,772
BWAY Holding		0	0	85	997			85	997

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
	% of Total Investments (Pro Forma Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Barnes Group		600	12,132					600	12,132
Boeing		400	22,940					400	22,940
Caterpillar		300	17,880					300	17,880
†Chart Industries		500	14,280					500	14,280
†Columbus McKinnon		700	16,499					700	16,499
†CRA International		175	4,809					175	4,809
Donnelley (R.R.) & Sons		4,400	107,932	111,900	2,744,907			116,300	2,852,839
†DynCorp International Class A		600	10,056					600	10,056
Expeditors International Washington		2,900	101,036					2,900	101,036
Fluor		300	16,710					300	16,710
General Electric		2,500	63,750					2,500	63,750
Goodrich		600	24,960					600	24,960
Granite Construction		400	14,328					400	14,328
Healthcare Services Group		900	16,461					900	16,461
†Hexcel		700	9,583					700	9,583
Honeywell International		400	16,620					400	16,620
†Hub Group Class A		500	18,825					500	18,825
†Huron Consulting Group		200	11,396					200	11,396
†Kadant		400	9,108					400	9,108
†Kforce		1,300	13,273					1,300	13,273
McGrath RentCorp		500	14,410					500	14,410
Norfolk Southern		600	39,726					600	39,726
Otter Tail		400	12,292					400	12,292
†Perini		300	7,737					300	7,737
@Π=†Port Townsend		0	0	35	0			35	0
Republic Services		600	17,988					600	17,988
Robert Half International		500	12,375					500	12,375
Rockwell Collins		500	24,045					500	24,045
Roper Industries		400	22,784					400	22,784
†Spirit AeroSystems Holdings Class A		1,200	19,284					1,200	19,284
†SYKES Enterprises		400	8,784					400	8,784
Textron		700	20,496					700	20,496
Triumph Group		300	13,713					300	13,713
United Parcel Service Class B		1,900	119,491					1,900	119,491
†United Stationers		300	14,349					300	14,349
United Technologies		800	48,048					800	48,048
†URS		300	11,001					300	11,001
Waste Management		3,500	110,215	93,800	2,953,762			97,300	3,063,977
			1,101,846		5,699,666		0		6,801,512
Information Technology	6.49%
†Anixter International		300	17,853					300	17,853
†Apple		1,600	181,856					1,600	181,856
Applied Materials		1,700	25,721					1,700	25,721
†Blackboard		400	16,116					400	16,116
†Cisco Systems		2,600	58,656					2,600	58,656
Corning		1,900	29,716					1,900	29,716
†DealerTrack Holdings		600	10,104					600	10,104
†Digital River		300	9,720					300	9,720
†eBay		5,200	116,376					5,200	116,376
†EMC		2,600	31,096					2,600	31,096
†FARO Technologies		500	10,185					500	10,185
†Google Class A		500	200,260					500	200,260
†Harris Stratex Networks Class A		1,200	9,372					1,200	9,372
Heartland Payment Systems		500	12,780					500	12,780
Hewlett-Packard		1,300	60,112					1,300	60,112
†iGate		800	6,936					800	6,936
infoGROUP		2,100	13,881					2,100	13,881

Portfolio of Investments

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

†Informatica		500	6,495					500	6,495
Intel		9,000	168,570	148,700	2,785,151			157,700	2,953,721
International Business Machines		1,400	163,744	27,200	3,181,312			28,600	3,345,056
†Intuit		5,000	158,050					5,000	158,050
†IPG Photonics		400	7,804					400	7,804
†J2 Global Communications		700	16,345					700	16,345
†JDA Software Group		700	10,647					700	10,647
†Kulicke & Soffa Industries		2,500	11,275					2,500	11,275
†Lawson Software		2,300	16,100					2,300	16,100
MasterCard Class A		900	159,597					900	159,597
†McAfee		400	13,584					400	13,584
†Microsoft		3,000	80,070					3,000	80,070
Motorola		13,300	94,962	378,400	2,701,776			391,700	2,796,738
†NETGEAR		900	13,500					900	13,500
†Nuance Communications		1,600	19,504					1,600	19,504
†ON Semiconductor		1,400	9,464					1,400	9,464
†Oracle		800	16,248					800	16,248
†Progress Software		600	15,594					600	15,594
QUALCOMM		5,600	240,631					5,600	240,631
†Quality Systems		375	15,848					375	15,848
†Rofin-Sinar Technologies		500	15,305					500	15,305
†Sapient		1,300	9,659					1,300	9,659
†SAVVIS		800	10,752					800	10,752
†SPSS		300	8,808					300	8,808
†Symantec		1,000	19,580					1,000	19,580
†Synaptics		500	15,110					500	15,110
†Synchronoss Technologies		600	5,646					600	5,646
†Tekelec		1,000	13,990					1,000	13,990
†TeleTech Holdings		500	6,220					500	6,220
†Teradata		4,100	79,950					4,100	79,950
United Online		1,300	12,233					1,300	12,233
†ValueClick		700	7,161					700	7,161
†VeriSign		4,400	114,752					4,400	114,752
†ViaSat		700	16,506					700	16,506
†Virtusa		800	5,208					800	5,208
†Visa Class A		2,700	165,753					2,700	165,753
†Wind River Systems		1,700	17,000					1,700	17,000
Xerox		8,900	102,617	260,900	3,008,177			269,800	3,110,794
			2,675,022		11,676,416		0		14,351,438
Insurance	1.45%
Allstate		0	0	69,800	3,219,176			69,800	3,219,176
			0		3,219,176		0		3,219,176
Materials	1.56%
Compass Minerals International		100	5,239					100	5,239
Cytec Industries		300	11,673					300	11,673
Dow Chemical		1,100	34,958					1,100	34,958
duPont (E.I.) deNemours		3,700	149,110	74,700	3,010,410			78,400	3,159,520
Ferro		900	18,090					900	18,090
Freeport-McMoRan Copper & Gold Class B		300	17,055					300	17,055
Hercules		600	11,874					600	11,874
†Horsehead Holding		900	5,310					900	5,310
Lubrizol		600	25,884					600	25,884
†OM Group		400	9,000					400	9,000
†Owens-Illinois		700	20,580					700	20,580
†PolyOne		2,400	15,480					2,400	15,480
Praxair		1,300	93,262					1,300	93,262

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Rock-Tenn Class A		400	15,992					400	15,992
†Rockwood Holdings		600	15,396					600	15,396
			448,903		3,010,410		0		3,459,313
Telecommunications	2.88%
Alaska Communications Systems Group		1,300	15,899					1,300	15,899
AT&T		4,500	125,640	103,300	2,884,136			107,800	3,009,776
†Century Communications		0	0	25,000	0			25,000	0
†Crown Castle International		3,600	104,292					3,600	104,292
Embarq		300	12,165					300	12,165
†MetroPCS Communications		1,100	15,389					1,100	15,389
NTELOS Holdings		600	16,134					600	16,134
†Syniverse Holdings		500	8,305					500	8,305
Verizon Communications		5,000	160,450	94,600	3,035,714			99,600	3,196,164
			458,274		5,919,850			0	6,378,124
Utilities	1.92%
Black Hills		700	21,749					700	21,749
Cleco		900	22,725					900	22,725
Exelon		600	37,572					600	37,572
FirstEnergy		500	33,495					500	33,495
PPL		1,000	37,020					1,000	37,020
Progress Energy		2,900	125,077	91,400	3,942,082			94,300	4,067,159
Sempra Energy		600	30,282					600	30,282
			307,920		3,942,082		0		4,250,002
Total U.S. Markets			11,859,263		91,483,753			0	103,343,016

§Developed Markets – 10.88%	2.33%
Consumer Discretionary	0.47%
=Bayerische Motoren Werke		2,656	103,421					2,656	103,421
=Don Quijote		6,300	112,686					6,300	112,686
=Kesa Electricals		35,410	70,519					35,410	70,519
=Lagardere		1,770	79,771					1,770	79,771
=NGK Spark Plug		9,000	87,621					9,000	87,621
=PPR		506	45,268					506	45,268
=Publicis Groupe		4,426	139,382					4,426	139,382
=Round One		126	100,991					126	100,991
=Teleperformance		3,667	102,267					3,667	102,267
=Toyota Motor		2,782	118,943					2,782	118,943
=WPP Group		9,485	76,756					9,485	76,756
			1,037,625		0		0		1,037,625
Consumer Staples	0.19%
=Coca-Cola Amatil		20,614	137,635					20,614	137,635
=Greggs		1,138	64,473					1,138	64,473
=Metro		2,150	107,826					2,150	107,826
=Parmalat		45,527	107,445					45,527	107,445
			417,379		0		0		417,379
Energy	0.20%
=BP		22,258	185,456					22,258	185,456
†Nabors Industries		1,000	24,920					1,000	24,920
=†Petroleum Geo-Services		5,817	76,863					5,817	76,863
=†Strike Resources		2,900	1,552					2,900	1,552
=Total		2,656	161,323					2,656	161,323
			450,114		0		0		450,114
Financials	0.31%
Aspen Insurance Holdings		800	22,000					800	22,000
=AXA		4,679	153,136					4,679	153,136
=Dexia		3,086	33,704					3,086	33,704

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio			Delaware Balanced Fund	Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Everest Re Group		200	17,306					200	17,306
=ING Groep CVA		4,806	103,012					4,806	103,012
Max Capital Group		800	18,584					800	18,584
=Mitsubishi UFJ Financial Group		14,900	129,938					14,900	129,938
=Nordea Bank		9,738	116,241					9,738	116,241
=Standard Chartered		4,173	102,365					4,173	102,365
			696,286		0		0		696,286
Health Care	0.31%
=AstraZeneca		2,782	121,778					2,782	121,778
†Eurand		900	16,344					900	16,344
=Novartis		2,403	126,518					2,403	126,518
=Novo Nordisk Class B		2,276	117,973					2,276	117,973
=Ono Pharmaceutical		1,800	83,162					1,800	83,162
=Sanofi-Aventis		1,518	99,784					1,518	99,784
=Terumo		2,100	109,550					2,100	109,550
			675,109		0		0		675,109
Industrials	0.25%
=Asahi Glass		10,000	87,910					10,000	87,910
=Cie de Saint-Gobain		1,644	85,026					1,644	85,026
=Koninklijke Philips Electronics		4,553	123,513					4,553	123,513
†TBS International Class A		400	5,384					400	5,384
=Tomkins		47,677	133,108					47,677	133,108
=Vallourec		567	122,324					567	122,324
			557,265		0		0		557,265
Information Technology	0.28%
Accenture Class A		700	26,600					700	26,600
=Canon		2,900	109,947					2,900	109,947
†CGI Group Class A		18,969	165,931					18,969	165,931
=Ericsson LM Class B		11,700	111,093					11,700	111,093
=Nokia		5,691	106,127					5,691	106,127
†Research in Motion		1,500	102,450					1,500	102,450
			622,148		0		0		622,148
Materials	0.10%
=†Alara Uranium		400	18					400	18
=Anglo American		459	15,529					459	15,529
=Griffin Mining		6,400	2,731					6,400	2,731
=Lafarge		885	93,164					885	93,164
=Linde		1,012	108,362					1,012	108,362
=†Mwana Africa		1,600	486					1,600	486
			220,290		0		0		220,290
Telecommunications	0.15%
=France Telecom		4,047	113,497					4,047	113,497
=Telstra		31,995	107,342					31,995	107,342
=Vodafone Group		52,988	117,010					52,988	117,010
			337,849		0		0		337,849
Utilities	0.06%
=National Grid		10,623	134,827					10,623	134,827
			134,827		0		0		134,827
Total Developed Markets			5,148,892		0		0		5,148,892

XEmerging Markets	1.36%
Consumer Discretionary	0.11%
#Almacenes Exito GDR 144A		1,000	4,966					1,000	4,966
=Cheil Industries		180	7,907					180	7,907
=Fountain Set Holdings		8,000	647					8,000	647
#Grupo Clarin Class B 144A		700	3,980					700	3,980

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S.$)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Grupo Televisa ADR		2,500	54,675					2,500	54,675
=JD Group		2,499	9,144					2,499	9,144
=Oriental Holdings		7,100	11,195					7,100	11,195
=Sun International		1,059	11,666					1,059	11,666
=Techtronic Industries		125,000	114,847					125,000	114,847
=†Tom Group		166,000	8,428					166,000	8,428
=Turk Sise ve Cam Fabrikalari		12,308	14,966					12,308	14,966
			242,421		0		0		242,421
Consumer Staples	0.07%
Charoen Pokphand Foods		12,200	1,461					12,200	1,461
†Cosan Class A		2,700	21,546					2,700	21,546
Cresud ADR		2,900	30,450					2,900	30,450
=First Pacific		51,978	27,502					51,978	27,502
Fomento Economico Mexicano ADR		400	15,256					400	15,256
=Gudang Garam		26,000	16,113					26,000	16,113
=Lotte Confectionery		16	13,762					16	13,762
=President Chain Store		10,000	29,406					10,000	29,406
=Tongaat Hulett		1,136	9,888					1,136	9,888
			165,384		0		0		165,384
Energy	0.26%
China Petroleum & Chemical ADR		200	15,666					200	15,666
=CNPC Hong Kong		10,000	4,258					10,000	4,258
Gazprom ADR		2,900	89,755					2,900	89,755
KazMunaiGas Exploration Production GDR		2,288	35,464					2,288	35,464
LUKOIL ADR		200	11,925					200	11,925
LUKOIL ADR (London International Exchange)		611	35,927					611	35,927
Oil & Gas Development GDR		300	3,620					300	3,620
=PetroChina		14,000	14,534					14,000	14,534
PetroChina ADR		400	41,092					400	41,092
Petroleo Brasileiro SA ADR		1,200	52,740					1,200	52,740
Petroleo Brasiliero SP ADR		1,800	67,356					1,800	67,356
=Polski Koncern Naftowy Orlen		1,757	25,364					1,757	25,364
PTT Exploration & Production		8,319	31,166					8,319	31,166
#Reliance Industries GDR 144A		633	52,539					633	52,539
=Sasol		873	37,251					873	37,251
Sasol ADR		300	12,747					300	12,747
=SK Energy		326	24,700					326	24,700
=Surgutneftegaz ADR		2,486	13,203					2,486	13,203
=Tambang Batubara Bukit Asam		13,991	13,713					13,991	13,713
			583,020		0		0		583,020
Financials	0.11%
=Alarko Gayrimenkul Yatirim Ortakligi		100	1,186					100	1,186
Banco Itau Holding Financeira ADR		1,200	21,000					1,200	21,000
=Bangkok Bank		4,700	14,383					4,700	14,383
=Cathay Financial Holding		6,000	8,265					6,000	8,265
†Grupo Financiero Galicia ADR		500	2,335					500	2,335
=Hong Leong Bank		14,000	23,000					14,000	23,000
ICICI Bank ADR		1,000	23,520					1,000	23,520
=Indiabulls Real Estate GDR		200	752					200	752
†IRSA Inversiones y Representaciones GDR		2,400	17,448					2,400	17,448
†KB Financial Group ADR		1,100	50,258					1,100	50,258
=KLCC Property Holdings		11,200	8,846					11,200	8,846
=OTP Bank		345	12,481					345	12,481
Sberbank		10,679	18,368					10,679	18,368
=Standard Bank Group		2,446	28,107					2,446	28,107
=Turkiye Is Bankasi Class C		4,295	17,714					4,295	17,714

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
			247,663		0		0		247,663
Industrials	0.10%
†51job ADR		200	1,840					200	1,840
=Alarko Holding		6,578	11,247					6,578	11,247
=Barloworld		500	3,917					500	3,917
=†China Water Affairs Group		4,000	696					4,000	696
=CJ		460	18,198					460	18,198
=Evergreen Marine		54,000	24,593					54,000	24,593
Gol Linhas Aereas Inteligentes ADR		300	1,950					300	1,950
=Hyundai Elevator		141	9,399					141	9,399
=Siam Cement NVDR		6,400	24,340					6,400	24,340
=Singapore Airlines		5,000	50,229					5,000	50,229
=Sinotrans		16,000	3,126					16,000	3,126
=SK Holdings		139	12,943					139	12,943
=UEM World		16,599	11,581					16,599	11,581
=Walsin Lihwa		83,000	22,506					83,000	22,506
=Yazicilar Holding Class A		2,877	13,949					2,877	13,949
			210,514		0		0		210,514
Information Technology	0.15%
†HLS Systems International		400	1,700					400	1,700
Infosys Technologies ADR		1,200	39,972					1,200	39,972
LG Display ADR		700	8,890					700	8,890
=Samsung Electronics		244	111,814					244	111,814
Seagate Technology		9,000	109,080					9,000	109,080
†Sify Technologies ADR		400	704					400	704
=SK Communications		593	5,841					593	5,841
†Spreadtrum Communications ADR		500	1,125					500	1,125
=Taiwan Semiconductor Manufacturing		14,000	23,420					14,000	23,420
=TravelSky Technology		10,000	4,967					10,000	4,967
=United Microelectronics		46,000	14,780					46,000	14,780
United Microelectronics ADR		8,600	16,770					8,600	16,770
			339,063		0		0		339,063
Materials	0.13%
=ArcelorMittal South Africa		1,210	24,412					1,210	24,412
†Cemex ADR		1,200	20,664					1,200	20,664
†Chelyabinsk Zink Plant GDR		300	1,044					300	1,044
Cia de Minas Buenaventura ADR		800	18,784					800	18,784
Cia Vale do Rio Doce ADR		4,600	88,091					4,600	88,091
=Formosa Chemicals & Fibre		15,000	25,966					15,000	25,966
Gold Fields ADR		1,900	18,221					1,900	18,221
Grupo Mexico Class B		11,200	11,778					11,200	11,778
=Impala Platinum Holdings		963	19,654					963	19,654
=Israel Chemicals		1,355	20,172					1,355	20,172
POSCO ADR		100	9,337					100	9,337
Votorantim Celulose e Papel ADR		1,900	29,279					1,900	29,279
			287,402		0		0		287,402
Telecommunications	0.27%
America Movil ADR		300	13,908					300	13,908
China Mobile ADR		800	40,064					800	40,064
China Netcom Group ADR		900	40,932					900	40,932
=China Telecom		36,000	14,775					36,000	14,775
=China Unicom		22,000	33,097					22,000	33,097
Chunghwa Telecom ADR		5,600	132,552					5,600	132,552
KT ADR		5,400	90,666					5,400	90,666
Mobile Telesystems ADR		300	16,803					300	16,803
Philippine Long Distance Telephone ADR		200	11,268					200	11,268

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

SK Telecom ADR		4,200	79,044					4,200	79,044
Telemex Internacional ADR		2,500	32,500					2,500	32,500
=Telkom		1,704	21,797					1,704	21,797
Telkom ADR		500	25,500					500	25,500
Tim Participacoes ADR		900	18,774					900	18,774
=Turkcell Iletisim Hizmet		1,500	9,106					1,500	9,106
Turkcell Iletisim Hizmet ADR		1,200	17,988					1,200	17,988
			598,774		0		0		598,774
Utilities	0.15%
AES Tiete		2,065	15,632					2,065	15,632
Centrais Eletricas Brasileiras		7,000	101,640					7,000	101,640
Energias do Brasil		7,500	92,262					7,500	92,262
Korea Electric Power ADR		8,600	106,554					8,600	106,554
=Tanjong		3,300	12,623					3,300	12,623
			328,711		0		0		328,711
Total Emerging Markets			3,002,952		0		0		3,002,952
Total Common Stock			20,011,107		91,483,753		0		111,494,860

Preferred Stock	0.19%
Braskem Class A		1,873	10,142					1,873	10,142
†•JPMorgan Chase 7.90%		60,000	50,648	225,000	189,930			285,000	240,578
PNC Funding 8.25%				165,000	154,641			165,000	154,641
Transneft 2.74%		16	11,200	-	-			16	11,200
Total Preferred Stock			71,990		344,571		0		416,561

Convertible Preferred Stock	0.00%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		0	0	100	889			100	889
Total Convertible Preferred Stock			0		889		0		889

Exchange Traded Fund	1.67%
iShares MSCI EAFE Growth Index Fund		65,300	3,696,633					65,300	3,696,633
Total Exchange Traded Fund			3,696,633		0		0		3,696,633

Agency Asset-Backed Securities	0.04%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33		0	0	83604	74069			83,604	74,069
•Fannie Mae Whole Loan Series 2002-W11 AV1 2.812% 11/25/32		0	0	26,149	24,768			26,149	24,768
Total Agency Asset-Backed Securities			0		98,837		0		98,837

Agency Collateralized Mortgage Obligations	2.44%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26				88,396	92,437			88,396	92,437
Series 2003-122 AJ 4.50% 2/25/28				84,341	83,833			84,341	83,833
Series 2005-110 MB 5.50% 9/25/35				284,535	288,696			284,535	288,696
Series 2005-67 EY 5.50% 8/25/25				90,000	84,484			90,000	84,484
•Series 2006-M2 A2F 5.259% 5/25/20				530,000	520,370			530,000	520,370
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41				70,365	76,793			70,365	76,793
Fannie Mae Whole Loan
Series 2004-W11 1A2 6.50% 5/25/44				134,821	142,728			134,821	142,728
Series 2004-W9 2A1 6.50% 2/25/44				122,686	128,644			122,686	128,644
Freddie Mac
Series 1730 Z 7.00% 5/15/24				73,325	77,264			73,325	77,264
Series 2326 ZQ 6.50% 6/15/31				384,267	402,140			384,267	402,140
Series 2557 WE 5.00% 1/15/18				220,000	216,930			220,000	216,930
Series 2662 MA 4.50% 10/15/31				158,932	158,449			158,932	158,449
Series 2694 QG 4.50% 1/15/29				225,000	225,036			225,000	225,036
Series 2872 GC 5.00% 11/15/29				200,000	199,859			200,000	199,859

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
	% of Total Investments (Pro Forma Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Series 2890 PC 5.00% 7/15/30				380,000	379,627			380,000	379,627
Series 2915 KP 5.00% 11/15/29				220,000	219,877			220,000	219,877
Series 3005 ED 5.00% 7/15/25				280,000	263,614			280,000	263,614
Series 3022 MB 5.00% 12/15/28				165,000	166,288			165,000	166,288
Series 3063 PC 5.00% 2/15/29				360,000	363,174			360,000	363,174
Series 3113 QA 5.00% 11/15/25				189,956	191,245			189,956	191,245
Series 3131 MC 5.50% 4/15/33				145,000	145,430			145,000	145,430
Series 3173 PE 6.00% 4/15/35				635,000	643,325			635,000	643,325
Series 3337 PB 5.50% 7/15/30				170,000	171,290			170,000	171,290
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43				149,494	156,990			149,494	156,990
Total Agency Collateralized Mortgage Obligations			0		5,398,523		0		5,398,523

Agency Mortgage-Backed Securities	10.21%
Fannie Mae 6.50% 8/1/17				91,397	94,719			91,397	94,719
•Fannie Mae ARM
5.134% 11/1/35				121,354	122,990			121,354	122,990
5.191% 3/1/38				284,459	287,184			284,459	287,184
5.397% 4/1/36				163,396	165,820			163,396	165,820
5.955% 8/1/37				326,511	329,123			326,511	329,123
Fannie Mae Relocation 30 yr
5.00% 11/1/33				97,241	95,509			97,241	95,509
5.00% 1/1/34				138,360	135,846			138,360	135,846
5.00% 1/1/36				81,070	79,535			81,070	79,535
Fannie Mae S.F. 15 yr
4.50% 6/1/23				465,487	453,987			465,487	453,987
5.50% 4/1/23				434,459	438,333			434,459	438,333
6.00% 8/1/22				326,604	333,088			326,604	333,088
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22				1,750,000	1,705,156			1,750,000	1,705,156
4.50% 10/1/23		600,000	584,625					600,000	584,625
5.00% 10/1/23		370,000	367,340					370,000	367,340
5.50% 10/1/23		130,000	131,016					130,000	131,016
Fannie Mae S.F. 30 yr
5.00% 12/1/36		1,472,053	1,436,687	198,926	194,147			1,670,979	1,630,834
5.00% 12/1/37				112,390	109,596			112,390	109,596
5.00% 1/1/38				192,152	187,374			192,152	187,374
5.00% 2/1/38				90,814	88,547			90,814	88,547
5.50% 3/1/29				351,190	352,841			351,190	352,841
5.50% 4/1/29				387,810	389,633			387,810	389,633
5.50% 12/1/35		2,013,035	2,011,492					2,013,035	2,011,492
5.50% 9/1/36				237,887	237,705			237,887	237,705
5.50% 7/1/37				734,680	733,271			734,680	733,271
5.50% 8/1/37				150,440	150,151			150,440	150,151
5.50% 12/1/37				512,956	511,972			512,956	511,972
6.00% 12/1/37				986,857	1,000,646			986,857	1,000,646
6.00% 6/1/38		1,278,409	1,296,144					1,278,409	1,296,144
*6.50% 9/1/36				42,397	43,522			42,397	43,522
6.50% 2/1/37				516,797	530,507			516,797	530,507
6.50% 11/1/37				412,443	423,362			412,443	423,362
7.50% 6/1/31				53,884	58,20	9		53,884	58,209
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/38		110,000	104,053					110,000	104,053
5.00% 11/1/38				775,000	755,141			775,000	755,141
5.50% 10/25/38				1,325,000	1,321,274			1,325,000	1,321,274
6.00% 10/1/38				995,000	1,007,748			995,000	1,007,748
•Freddie Mac ARM

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

5.517% 8/1/36				218,601	222,202			218,601	222,202
5.678% 7/1/36				128,380	131,203			128,380	131,203
5.821% 10/1/36				305,633	313,360			305,633	313,360
6.846% 4/1/34				34,462	34,906			34,462	34,906
Freddie Mac Relocation 30 yr 5.00% 9/1/33				479,671	470,927			479,671	470,927
Freddie Mac S.F. 15 yr
4.00% 2/1/14				209,583	206,993			209,583	206,993
5.00% 6/1/18				122,190	122,670			122,190	122,670
Freddie Mac S.F. 30 yr
5.50% 10/1/36		84,784	84,414	379,510	377,855			464,294	462,269
6.00% 6/1/37				364,690	369,522			364,690	369,522
7.00% 11/1/33				68,702	72,226			68,702	72,226
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/38				1,680,000	1,636,424			1,680,000	1,636,424
5.50% 10/1/38				270,000	268,566			270,000	268,566
GNMA I S.F. 30 yr 7.50% 9/15/31				19,720	21,242			19,720	21,242
Total Agency Mortgage-Backed Securities			6,015,771		16,585,032		0		22,600,803

Agency Obligations	3.84%
Fannie Mae
3.625% 2/12/13				260,000	257,630			260,000	257,630
4.625% 10/15/13		485,000	499,838					485,000	499,838
*4.75% 11/19/12				445,000	460,618			445,000	460,618
5.00% 2/16/12				360,000	375,903			360,000	375,903
^5.777% 10/9/19				545,000	273,546			545,000	273,546
Federdal Home Loan Bank 3.625% 10/18/13				165,000	160,664			165,000	160,664
Federal Home Loan Banks 5.00% 11/17/17		475,000	479,608					475,000	479,608
*^Financing Corporation Interest Strip 0.00% 9/26/19				2,000,000	1,194,746			2,000,000	1,194,746
Freddie Mac
3.125% 10/25/10		475,000	475,242	1,260,000	1,260,641			1,735,000	1,735,883
4.75% 3/5/12				125,000	129,377			125,000	129,377
4.75% 1/19/16				100,000	101,601			100,000	101,601
5.50% 8/23/17				1,455,000	1,542,145			1,455,000	1,542,145
5.75% 1/15/12				310,000	331,237			310,000	331,237
^Resolution Funding Interest Strip 0.00% 10/15/25				1,670,000	735,061			1,670,000	735,061
Tennessee Valley Authority 4.875% 1/15/48				220,000	210,793			220,000	210,793
Total Agency Obligations			1,454,688		7,033,962		0		8,488,650

Commercial Mortgage-Backed Securities	2.62%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.493% 6/10/39				215,000	205,279			215,000	205,279
Series 2004-4 A4 4.502% 7/10/42		175,000	166,670					175,000	166,670
•Series 2005-1 A4 5.143% 11/10/42		120,000	115,325					120,000	115,325
Series 2005-6 AM 5.181% 9/10/47				100,000	84,411			100,000	84,411
Series 2006-4 A4 5.634% 7/10/46				335,000	298,187			335,000	298,187
•Series 2007-3 A4 5.838% 5/10/17				170,000	144,473			170,000	144,473
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16				260,000	260,867			260,000	260,867
•Series 2004-PWR4 A3 5.468% 6/11/41		70,000	66,101					70,000	66,101
•Series 2007-PW16 A4 5.902% 6/11/40				150,000	129,235			150,000	129,235
•Series 2007-T28 A4 5.742% 9/11/42				235,000	201,295			235,000	201,295
♦Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34				159,172	159,715			159,172	159,715
Series 2006-C7 A2 5.69% 6/10/46				140,000	135,858			140,000	135,858
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.522% 2/15/39				75,000	69,722			75,000	69,722
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35				140,000	135,523			140,000	135,523

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33				60,000	60,054			60,000	60,054
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38				150,000	148,223			150,000	148,223
•Series 2004-GG2 A5 5.279% 8/10/38		175,000	165,705					175,000	165,705
•@#Series 2006-RR3 A1S 144A 5.659% 7/18/56				145,000	81,200			145,000	81,200
Greenwich Capital Commercial Funding
Series 2004-GG1 A4 4.755% 6/10/36		60,000	59,010					60,000	59,010
Series 2004-GG1 A7 5.317% 6/10/36				115,000	108,344			115,000	108,344
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37				215,000	206,970			215,000	206,970
Series 2003-C1 A2 4.985% 1/12/37				362,000	340,506			362,000	340,506
Series 2006-LDP9 A2 5.134% 5/15/47				15,000	13,156			15,000	13,156
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20				18,178	18,141			18,178	18,141
Series 2002-C1 A4 6.462% 3/15/31				320,000	321,450			320,000	321,450
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.841% 5/12/39				255,000	237,130			255,000	237,130
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41		345,000	321,526					345,000	321,526
Series 2007-IQ14 A4 5.692% 4/15/49				175,000	148,653			175,000	148,653
Series 2007-T27 A4 5.65% 6/11/42				230,000	199,409			230,000	199,409
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36				395,000	367,509			395,000	367,509
#Tower 144A
Series 2004-2A A 144A 4.232% 12/15/14				270,000	266,174			270,000	266,174
@Series 2006-1 B 144A 5.588% 2/15/36				85,000	83,598			85,000	83,598
@Series 2006-1 C 144A 5.707% 2/15/36				130,000	120,839			130,000	120,839
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42				105,000	100,359			105,000	100,359
Series 2006-C28 A2 5.50% 10/15/48				265,000	253,444			265,000	253,444
Total Commercial Mortgage-Backed Securities			894,337		4,899,724		0		5,794,061

Convertible Bonds	0.05%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26				5,000	3,288			5,000	3,288
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24				103,000	100,661			103,000	100,661
			0		103,949		0		103,949
Corporate Bonds	9.57%
Banking	1.47%
@American Express Centurion Bank 5.55% 10/17/12				160,000	147,922			160,000	147,922
Bank of America
0.00% 12/29/49				75,000	59,480			75,000	59,480
5.125% 11/15/14		10,000	9,007	45,000	40,529			55,000	49,536
Bank of New York Mellon 5.125% 8/27/13				485,000	462,861			485,000	462,861
Bank of America North America 5.30% 3/15/17				250,000	208,012			250,000	208,012
BB&T
4.90% 6/30/17		65,000	50,743	100,000	78,067			165,000	128,810
5.25% 11/1/19				200,000	152,740			200,000	152,740
Branch Banking Trust 5.625% 9/15/16				250,000	209,365			250,000	209,365
Citigroup 6.50% 8/19/13		95,000	84,518	430,000	382,555			525,000	467,073
JP Morgan Chase
6.00% 1/15/18				70,000	63,941			70,000	63,941
6.40% 5/15/38				50,000	43,359			50,000	43,359
@JPMorgan Chase Capital XXV 6.80% 10/1/37				195,000	149,875			195,000	149,875
PNC Funding 5.625% 2/1/17				200,000	177,456			200,000	177,456
•π@Popular North America 3.128% 4/6/09				135,000	134,466			135,000	134,466
U.S. Bank North America 4.80% 4/15/15				100,000	97,320			100,000	97,320

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

•USB Capital IX 6.189% 4/15/49				260,000	127,461			260,000	127,461
Wells Fargo 5.625% 12/11/17		70,000	64,445	120,000	110,478			190,000	174,923
•Wells Fargo Capital XIII 7.70% 12/29/49		45,000	39,276	410,000	357,848			455,000	397,124
			247,989		3,003,735		0		3,251,724
Basic Industry	0.53%
#ArcelorMittal 144A 6.125% 6/1/18		70,000	62,137	250,000	221,916			320,000	284,053
California Steel Industries 6.125% 3/15/14				5,000	4,113			5,000	4,113
Domtar 7.125% 8/15/15		40,000	37,000	10,000	9,250			50,000	46,250
duPont (E.I.) DeNemour 6.00% 7/15/18		50,000	48,895	195,000	190,691			245,000	239,586
Freeport-McMoRan Copper & Gold 8.25% 4/1/15		40,000	39,348	15,000	14,756			55,000	54,104
Georgia-Pacific
7.70% 6/15/15				3,000	2,760			3,000	2,760
8.875% 5/15/31				5,000	4,375			5,000	4,375
Hexion US Finance 9.75% 11/15/14				5,000	3,975			5,000	3,975
Innophos 8.875% 8/15/14				10,000	10,050			10,000	10,050
@#Innophos Holding 144A 9.50% 4/15/12				5,000	5,075			5,000	5,075
International Coal 10.25% 7/15/14				10,000	8,975			10,000	8,975
Lubrizol 4.625% 10/1/09				225,000	223,982			225,000	223,982
#MacDermid 144A 9.50% 4/15/17				15,000	12,675			15,000	12,675
Momentive Performance Materials 9.75% 12/1/14				10,000	7,950			10,000	7,950
NewPage 10.00% 5/1/12				10,000	9,000			10,000	9,000
@#Nine Dragons Paper Holding 144A 7.875% 4/29/13				170,000	156,390			170,000	156,390
•Noranda Aluminium Acqusition 6.828% 5/15/15				5,000	3,825			5,000	3,825
@Norske Skog Canada 8.625% 6/15/11				5,000	3,975			5,000	3,975
@Potlatch 13.00% 12/1/09				15,000	16,256			15,000	16,256
Rio Tinto Finance USA 6.50% 7/15/18		10,000	9,473	30,000	28,418			40,000	37,891
#Rock-Tenn 144A 9.25% 3/15/16				5,000	5,100			5,000	5,100
•#Ryerson 144A 10.176% 11/1/14				10,000	8,200			10,000	8,200
@#Sappi Papier Holding 144A 6.75% 6/15/12				15,000	11,859			15,000	11,859
#Steel Dynamics 144A 7.75% 4/15/16				10,000	8,950			10,000	8,950
•Verso Paper Holdings 6.623% 8/1/14				5,000	4,150			5,000	4,150
			196,853		976,666		0		1,173,519
Brokerage	0.46%
AMVESCAP 4.50% 12/15/09				320,000	307,006			320,000	307,006
Goldman Sachs Group
5.95% 1/18/18		20,000	16,527	130,000	107,426			150,000	123,953
6.15% 4/1/18				230,000	191,573			230,000	191,573
@6.75% 10/1/37				65,000	43,498			65,000	43,498
Jefferies Group 6.45% 6/8/27				160,000	117,953			160,000	117,953
LaBranche 11.00% 5/15/12				5,000	4,725			5,000	4,725
Lazard Group 6.85% 6/15/17				65,000	53,916			65,000	53,916
†Lehman Brothers 6.875% 7/17/37				112,000	560			112,000	560
Morgan Stanley 5.375% 10/15/15				290,000	179,975			290,000	179,975
			16,527		1,006,632		0		1,023,159
Capital Goods	0.18%
@BWAY 10.00% 10/15/10				15,000	14,625			15,000	14,625
@Casella Waste Systems 9.75% 2/1/13				12,000	11,820			12,000	11,820
Caterpillar Financial Services 7.05% 10/1/18		20,000	20,006					20,000	20,006
@CPG International I 10.50% 7/1/13				5,000	3,425			5,000	3,425
DRS Technologies 7.625% 2/1/18				10,000	10,500			10,000	10,500
Graham Packaging
8.50% 10/15/12				5,000	4,650			5,000	4,650
*9.875% 10/15/14		40,000	35,000	10,000	8,750			50,000	43,750
Graphic Packaging International 9.50% 8/15/13				15,000	13,650			15,000	13,650
Greenbrier 8.375% 5/15/15				10,000	8,650			10,000	8,650
@Intertape Polymer 8.50% 8/1/14				5,000	4,238			5,000	4,238

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

#Moog 144A 7.25% 6/15/18				5,000	4,825			5,000	4,825
*Sally Holdings 10.05% 11/15/16				10,000	9,550			10,000	9,550
Thermadyne Industries 10.00% 2/1/14				10,000	9,550			10,000	9,550
*Tyco Electronics Group 5.95% 1/15/14				230,000	226,494			230,000	226,494
Vitro 11.75% 11/1/13				10,000	8,650			10,000	8,650
Vought Aircraft Industries 8.00% 7/15/11				10,000	8,750			10,000	8,750
			55,006		348,127		0		403,133
Consumer Cyclical	0.55%
@Associated Materials 9.75% 4/15/12				10,000	9,900			10,000	9,900
Cardtronics 9.25% 8/15/13				10,000	9,050			10,000	9,050
Centex 4.55% 11/1/10				5,000	4,450			5,000	4,450
Corrections Corporation of America 6.25% 3/15/13				5,000	4,700			5,000	4,700
CVS Caremark
4.875% 9/15/14				155,000	145,179			155,000	145,179
5.75% 6/1/17		80,000	74,883	181,000	169,424			261,000	244,307
•Daimler Finance North America 3.234% 8/3/09				245,000	243,951			245,000	243,951
*@Denny's 10.00% 10/1/12				5,000	4,575			5,000	4,575
Dollar General 10.625% 7/15/15		40,000	39,600	15,000	14,850			55,000	54,450
DR Horton 7.875% 8/15/11				10,000	9,050			10,000	9,050
Ford Motor 7.45% 7/16/31				20,000	8,700			20,000	8,700
Ford Motor Credit 7.80% 6/1/12				10,000	6,214			10,000	6,214
Gaylord Entertainment
6.75% 11/15/14				5,000	4,225			5,000	4,225
8.00% 11/15/13				10,000	8,750			10,000	8,750
General Motors
7.20% 1/15/11				15,000	8,850			15,000	8,850
*8.375% 7/15/33				11,000	4,455			11,000	4,455
@Global Cash Access 8.75% 3/15/12				5,000	4,425			5,000	4,425
Goodyear Tire & Rubber 9.00% 7/1/15				5,000	4,975			5,000	4,975
Harrah's Operating 5.50% 7/1/10				5,000	3,775			5,000	3,775
Lear 8.75% 12/1/16				20,000	14,000			20,000	14,000
Lender Process Services 8.125% 7/1/16				5,000	4,900			5,000	4,900
Levi Strauss 9.75% 1/15/15				5,000	4,200			5,000	4,200
M/I Homes 6.875% 4/1/12				5,000	4,025			5,000	4,025
MGM MIRAGE 7.50% 6/1/16				10,000	7,350			10,000	7,350
*Neiman Marcus Group 10.375% 10/15/15		40,000	33,700	15,000	12,638			55,000	46,338
Pinnacle Entertainment
8.25% 3/15/12				5,000	4,856			5,000	4,856
8.75% 10/1/13				5,000	4,813			5,000	4,813
@#Pokagon Gaming Authority 144A 10.375% 6/15/14				14,000	14,245			14,000	14,245
Ryland Group 6.875% 6/15/13				10,000	8,400			10,000	8,400
*Tenneco 8.625% 11/15/14				11,000	8,800			11,000	8,800
Toll
8.25% 2/1/11		40,000	38,600	10,000	9,650			50,000	48,250
8.25% 12/1/11				5,000	4,825			5,000	4,825
@Travelport 9.875% 9/1/14				10,000	8,200			10,000	8,200
Wal-Mart Stores
6.20% 4/15/38		55,000	50,332	172,000	157,401			227,000	207,733
6.50% 8/15/37		0	0	55,000	51,766			55,000	51,766
			237,115		989,567		0		1,226,682
Consumer Non-Cyclical	1.38%
@ACCO Brands 7.625% 8/15/15				5,000	3,850			5,000	3,850
Advanced Medical Optics 7.50% 5/1/17				10,000	8,750			10,000	8,750
Alliance Imaging 7.25% 12/15/12				5,000	4,575			5,000	4,575
ARAMARK Services 8.50% 2/1/15				13,000	12,285			13,000	12,285
AstraZeneca 5.90% 9/15/17		45,000	44,384	115,000	113,427			160,000	157,811
#Bausch & Lomb 144A 9.875% 11/1/15				19,000	18,098			19,000	18,098

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

*Chiquita Brands International 8.875% 12/1/15				10,000	8,150			10,000	8,150
CHS/Community Health Systems 8.875% 7/15/15				10,000	9,550			10,000	9,550
Constellation Brands 8.125% 1/15/12				18,000	17,550			18,000	17,550
Covidien International Finance
6.00% 10/15/17				68,000	67,299			68,000	67,299
6.55% 10/15/37		25,000	24,111	60,000	57,866			85,000	81,977
CRC Health 10.75% 2/1/16				5,000	3,875			5,000	3,875
Del Monte 6.75% 2/15/15				5,000	4,525			5,000	4,525
Delhaize America 9.00% 4/15/31		30,000	31,570	126,000	132,595			156,000	164,165
Diageo Capital 5.75% 10/23/17		40,000	38,451	165,000	158,610			205,000	197,061
#Dr Pepper Snapple Group 144A 6.82% 5/1/18				375,000	362,595			375,000	362,595
GlaxoSmithKline Capital
4.375% 4/15/14		10,000	9,498	65,000	61,737			75,000	71,235
5.65% 5/15/18		40,000	38,046	240,000	228,275			280,000	266,321
HCA 9.25% 11/15/16				30,000	29,250			30,000	29,250
•HealthSouth 9.133% 6/15/14				10,000	9,750			10,000	9,750
Iron Mountain
6.625% 1/1/16				5,000	4,725			5,000	4,725
8.00% 6/15/20				5,000	4,825			5,000	4,825
*Jarden 7.50% 5/1/17				10,000	8,375			10,000	8,375
Kraft Foods
4.125% 11/12/09				85,000	84,394			85,000	84,394
6.125% 2/1/18				300,000	281,520			300,000	281,520
LVB Acqusition 10.00% 10/15/17		40,000	41,000	8,000	8,200			48,000	49,200
@National Beef Packing 10.50% 8/1/11				5,000	5,000			5,000	5,000
Quest Diagnostic 5.45% 11/1/15				180,000	170,873			180,000	170,873
Select Medical 7.625% 2/1/15				10,000	8,150			10,000	8,150
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20				5,000	4,649			5,000	4,649
8.03% 10/1/20				5,000	4,708			5,000	4,708
Tysons Food 6.85% 4/1/16				5,000	4,150			5,000	4,150
UnitedHealth Group 5.50% 11/15/12				230,000	220,074			230,000	220,074
Visant Holding 8.75% 12/1/13				5,000	4,613			5,000	4,613
WellPoint 5.00% 12/15/14		70,000	64,066					70,000	64,066
Wyeth 5.50% 2/1/14		118,000	117,104	520,000	516,048			638,000	633,152
			408,230		2,642,916		0		3,051,146
Electric	0.45%
AES 8.00% 10/15/17				10,000	9,075			10,000	9,075
#AES 144A 8.75% 5/15/13				16,000	16,160			16,000	16,160
Baltimore Gas & Electric 6.125% 7/1/13				90,000	88,987			90,000	88,987
Columbus Southern Power 6.05% 5/1/18				70,000	65,642			70,000	65,642
Commonwealth Edison 6.15% 9/15/17				130,000	123,149			130,000	123,149
Detroit Edison 5.60% 6/15/18				85,000	79,260			85,000	79,260
Dominion Resource 6.40% 6/15/18				25,000	23,953			25,000	23,953
Edison Mission Energy 7.625% 5/15/27				7,000	5,705			7,000	5,705
Florida Power 6.40% 6/15/38				145,000	137,745			145,000	137,745
Illinois Power 6.125% 11/15/17				90,000	82,759			90,000	82,759
Midwest Generation 8.30% 7/2/09				5,367	5,438			5,367	5,438
Mirant North America 7.375% 12/31/13				10,000	9,450			10,000	9,450
NRG Energy 7.375% 2/1/16				5,000	4,513			5,000	4,513
Orion Power Holdings 12.00% 5/1/10				10,000	9,750			10,000	9,750
PECO Energy 5.35% 3/1/18				60,000	54,604			60,000	54,604
#Power Contract Financing 144A 6.256% 2/1/10				44,589	45,182			44,589	45,182
South Carolina Electric & Gas 6.50% 11/1/18				95,000	95,723			95,000	95,723
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15				30,000	27,225			30,000	27,225
Union Electric Company 6.70% 2/1/19				60,000	58,044			60,000	58,044
#West Penn Power 144A 5.95% 12/15/17				55,000	51,124			55,000	51,124

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

			0		993,488		0		993,488
Energy	0.89%
Apache 6.90% 9/15/18		40,000	40,130	170,000	170,551			210,000	210,681
CenterPoint Energy Resources 6.00% 5/15/18		15,000	13,149	60,000	52,597			75,000	65,746
Chesapeake Energy 6.625% 1/15/16		40,000	36,100	8,000	7,180			48,000	43,280
Complete Production Service 8.00% 12/15/16				5,000	4,775			5,000	4,775
Compton Petroleum Finance 7.625% 12/1/13				20,000	17,650			20,000	17,650
@#Connacher Oil & Gas 144A 10.25% 12/15/15				15,000	14,475			15,000	14,475
#Copano Energy 144A 7.75% 6/1/18				5,000	4,400			5,000	4,400
Duke Energy Indiana 6.35% 8/15/38				120,000	111,356			120,000	111,356
El Paso 6.875% 6/15/14				15,000	13,909			15,000	13,909
Enbridge Energy Partners 6.50% 4/15/18				95,000	87,817			95,000	87,817
Energy Partners 9.75% 4/15/14				5,000	3,700			5,000	3,700
Enterprise Products Operating 6.50% 1/31/19		5,000	4,666					5,000	4,666
Frontier Oil 8.50% 9/15/16				5,000	4,838			5,000	4,838
Geophysique-Veritas 7.75% 5/15/17				10,000	9,550			10,000	9,550
#Helix Energy Solutions 144A 9.50% 1/15/16				10,000	9,400			10,000	9,400
#Hilcorp Energy I 144A
7.75% 11/1/15				10,000	8,650			10,000	8,650
9.00% 6/1/16				5,000	4,575			5,000	4,575
Key Energy Services 8.375% 12/1/14				10,000	9,650			10,000	9,650
Kinder Morgan Energy Partners 6.95% 1/15/38		20,000	17,189					20,000	17,189
#Lukoil International Finance 144A 6.356% 6/7/17				100,000	76,250			100,000	76,250
Mariner Energy 8.00% 5/15/17				10,000	8,500			10,000	8,500
MarkWest Energy Partners 8.75% 4/15/18				10,000	9,550			10,000	9,550
Massey Energy 6.875% 12/15/13				10,000	9,100			10,000	9,100
OPTI Canada
7.875% 12/15/14				5,000	4,450			5,000	4,450
8.25% 12/15/14				7,000	6,300			7,000	6,300
Petro-Canada 6.05% 5/15/18		40,000	34,977	170,000	148,654			210,000	183,631
PetroHawk Energy 9.125% 7/15/13		40,000	37,800	10,000	9,450			50,000	47,250
#PetroHawk Energy 144A 7.875% 6/1/15				5,000	4,375			5,000	4,375
@Petroleum Development 12.00% 2/15/18				5,000	4,825			5,000	4,825
#Plains All American Pipeline 144A 6.50% 5/1/18		70,000	63,255	175,000	158,138			245,000	221,393
Plains Exploration & Production
7.00% 3/15/17				10,000	8,750			10,000	8,750
7.625% 6/1/18				5,000	4,450			5,000	4,450
Range Resources 7.25% 5/1/18				5,000	4,750			5,000	4,750
Suncor Energy 6.50% 6/15/38		15,000	12,572	55,000	46,096			70,000	58,668
TransCanada Pipelines 7.25% 8/15/38		45,000	43,386	160,000	154,261			205,000	197,647
Weatherford International
6.00% 3/15/18		45,000	40,472	70,000	62,956			115,000	103,428
6.35% 6/15/17				40,000	37,081			40,000	37,081
Whiting Petroleum 7.25% 5/1/13				13,000	12,123			13,000	12,123
Williams 7.50% 1/15/31				5,000	4,562			5,000	4,562
XTO Energy
5.50% 6/15/18		70,000	61,988	115,000	101,837			185,000	163,825
6.75% 8/1/37				160,000	142,389			160,000	142,389
			405,684		1,553,920		0		1,959,604
Financials	0.54%
Capmark Financial Group 6.30% 5/10/17				89,000	35,015			89,000	35,015
Caterpillar Financial Services 7.05% 10/1/18				125,000	125,038			125,000	125,038
FTI Consulting 7.625% 6/15/13				20,000	20,475			20,000	20,475
General Electric Capital 5.625% 5/1/18		90,000	76,209	375,000	317,536			465,000	393,745
•Hartford Financial Services Group 8.125% 6/15/38		60,000	51,184	270,000	230,328			330,000	281,512
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65				100,000	29,915			100,000	29,915

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

International Lease Finance
5.35% 3/1/12				130,000	96,303			130,000	96,303
5.875% 5/1/13				85,000	53,818			85,000	53,818
6.625% 11/15/13				170,000	104,314			170,000	104,314
Leucadia National 8.125% 9/15/15				6,000	5,865			6,000	5,865
@πMontpelier Re Holdings 6.125% 8/15/13		10,000	9,909					10,000	9,909
@#Nuveen Investments 144A 10.50% 11/15/15				15,000	11,625			15,000	11,625
Unitrin 6.00% 5/15/17		35,000	29,438					35,000	29,438
			166,740		1,030,232		0		1,196,972
Insurance	0.54%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18				110,000	106,755			110,000	106,755
•#Metlife Capital Trust X 144A 9.25% 4/8/38				400,000	380,599			400,000	380,599
@πMontpelier Re Holdings 6.125% 8/15/13				55,000	54,498			55,000	54,498
•#@♦Twin Reefs Pass Through Trust 144A 3.459% 12/31/49				200,000	20,250			200,000	20,250
UnitedHealth Group 5.80% 3/15/36				235,000	178,807			235,000	178,807
Unitrin 6.00% 5/15/17				190,000	159,807			190,000	159,807
WellPoint
5.00% 1/15/11				175,000	174,078			175,000	174,078
5.00% 12/15/14				142,000	129,963			142,000	129,963
			0		1,204,757		0		1,204,757
Leisure, Lodging & Entertainment	0.00%
#Harrah's Operating 144A 10.75% 2/1/16				5,000	2,575			5,000	2,575
			0		2,575		0		2,575
Media	0.57%
#Charter Communications Operating 144A 10.875% 9/15/14		40,000	39,000	25,000	24,375			65,000	63,375
Charter Communications Holdings 8.75% 11/15/13				10,000	8,750			10,000	8,750
#Clear Channel Communicat 144A 10.75% 8/1/16		0	0	5,000	2,625			5,000	2,625
Comcast
•3.01% 7/14/09				100,000	97,870			100,000	97,870
5.875% 2/15/18		65,000	58,057	175,000	156,306			240,000	214,363
6.30% 11/15/17				150,000	138,157			150,000	138,157
CSC Holdings 6.75% 4/15/12				5,000	4,606			5,000	4,606
#CSC Holdings 144A 8.50% 6/15/15				10,000	9,338			10,000	9,338
Dex Media West 9.875% 8/15/13				15,000	9,338			15,000	9,338
#DirecTV Holdings 144A 7.625% 5/15/16				5,000	4,550			5,000	4,550
#Expedia 144A 8.50% 7/1/16				5,000	4,525			5,000	4,525
Lamar Media
6.625% 8/15/15				2,000	1,665			2,000	1,665
*6.625% 8/15/15				5,000	4,163			5,000	4,163
6.625% 8/15/15				5,000	4,163			5,000	4,163
#LBI Media 144A 8.50% 8/1/17				5,000	3,325			5,000	3,325
LIN Television 6.50% 5/15/13				5,000	3,925			5,000	3,925
Quebecor Media 7.75% 3/15/16				10,000	8,800			10,000	8,800
Thomson Reuters
5.95% 7/15/13				125,000	124,981			125,000	124,981
6.50% 7/15/18		75,000	71,853	160,000	153,289			235,000	225,142
Time Warner Cable 7.30% 7/1/38		30,000	26,762	120,000	107,046			150,000	133,808
Time Warner Telecom Holdings 9.25% 2/15/14				5,000	4,650			5,000	4,650
#Videotron 144A 9.125% 4/15/18				10,000	10,150			10,000	10,150
#Vivendi 144A 6.625% 4/4/18				175,000	168,741			175,000	168,741
@#XM Satellite Radio 144A 13.00% 8/1/13				5,000	2,975			5,000	2,975
			195,672		1,058,313		0		1,253,985
Natural Gas	0.14%
AmeriGas Partners 7.125% 5/20/16				9,000	8,100			9,000	8,100
Dynergy Holdings 7.75% 6/1/19				26,000	20,930			26,000	20,930
Enterprise Products Operating 6.50% 1/31/19				27,000	25,199			27,000	25,199

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

@Ferrellgas Finance Escrow 6.75% 5/1/14				10,000	8,200			10,000	8,200
Inergy Finance 6.875% 12/15/14				15,000	13,200			15,000	13,200
Kinder Morgan Energy Partners 6.95% 1/15/38				85,000	73,053			85,000	73,053
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16				165,000	159,931			165,000	159,931
Regency Energy Partners 8.375% 12/15/13				7,000	6,335			7,000	6,335
			0		314,948		0		314,948
Real Estate	0.32%
Host Hotels & Resorts 7.125% 11/1/13				10,000	8,950			10,000	8,950
Regency Centers 5.875% 6/15/17				150,000	132,911			150,000	132,911
			0		141,861		0		709,328
Services Non-Cyclical	0.03%
Community Health Systems 8.875% 7/15/15		40,000	38,200					40,000	38,200
HCA 9.25% 11/15/16		40,000	39,000					40,000	39,000
			77,200		0		0		77,200
Technology & Electronics	0.06%
•Freescale Semiconductor 6.694% 12/15/14				10,000	6,750			10,000	6,750
Sungard Data Systems
9.125% 8/15/13				10,000	9,050			10,000	9,050
10.25% 8/15/15		40,000	36,200	17,000	14,833			57,000	51,033
Xerox 5.50% 5/15/12				75,000	71,565			75,000	71,565
			36,200		102,198		0		138,398
Telecommunications	1.26%
=‡@Allegiance Telecom 11.75% 2/15/10				15,000	0			15,000	0
AT&T 5.60% 5/15/18		135,000	121,048	215,000	192,780			350,000	313,828
AT&T Wireless 8.125% 5/1/12				370,000	394,942			370,000	394,942
•Centennial Communications 8.448% 1/1/13				5,000	4,575			5,000	4,575
Cincinnati Bell 7.00% 2/15/15				5,000	4,225			5,000	4,225
Citizens Communications 7.125% 3/15/19				40,000	32,000			40,000	32,000
Cricket Communications 9.375% 11/1/14		40,000	37,400	20,000	18,700			60,000	56,100
France Telecom 7.75% 3/1/11				76,000	79,805			76,000	79,805
Hughes Network Systems 9.50% 4/15/14				10,000	9,750			10,000	9,750
ΩInmarsat Finance 10.375% 11/15/12		20,000	19,800	20,000	19,800			40,000	39,600
Intelsat Bermuda 11.25% 6/15/16				20,000	19,550			20,000	19,550
Intelsat Jackson Holdings 11.25% 6/15/16		40,000	39,100					40,000	39,100
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15				5,000	4,600			5,000	4,600
Lucent Technologies 6.45% 3/15/29				12,000	7,380			12,000	7,380
MetroPCS Wireless 9.25% 11/1/14		40,000	37,600	24,000	22,560			64,000	60,160
@Mobile Mini 6.875% 5/1/15				5,000	4,375			5,000	4,375
Nortel Networks 10.75% 7/15/16				13,000	8,028			13,000	8,028
PAETEC Holding 9.50% 7/15/15				5,000	3,450			5,000	3,450
Qwest Capital Funding 7.25% 2/15/11				10,000	9,400			10,000	9,400
Rogers Communications 6.80% 8/15/18		115,000	108,984	430,000	407,506			545,000	516,490
Sprint Capital 8.375% 3/15/12		40,000	36,026	25,000	22,516			65,000	58,542
Sprint Nextel 6.00% 12/1/16				5,000	3,856			5,000	3,856
Telecom Italia Capital				225,000	218,540			225,000	218,540
4.00% 1/15/10				100,000	83,094			100,000	83,094
7.721% 6/4/38		90,000	74,785					90,000	74,785
Verizon Communications
5.55% 2/15/16				265,000	244,584			265,000	244,584
6.10% 4/15/18		120,000	111,004	85,000	78,628			205,000	189,632
6.40% 2/15/38				125,000	104,635			125,000	104,635
Viacom 3.15% 6/16/09				75,000	74,200			75,000	74,200
Virgin Media Finance 8.75% 4/15/14		40,000	33,800	10,000	8,450			50,000	42,250
Vodafone Group 5.00% 9/15/15		10,000	8,813	60,000	52,878			70,000	61,691
Windstream 8.125% 8/1/13		0	0	24,000	22,920			24,000	22,920
			628,360		2,157,727		0		2,786,087

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Transportation	0.05%
Burlington Northern Santa Fe 5.75% 3/15/18		15,000	14,413	80,000	76,871			95,000	91,284
Hertz 8.875% 1/1/14				5,000	4,338			5,000	4,338
Seabulk International 9.50% 8/15/13				5,000	5,225			5,000	5,225
			14,413		86,434		0		100,847
Utilities	0.13%
Columbus Southern Power 6.05% 5/1/18		15,000	14,066					15,000	14,066
Detroit Edison 5.60% 6/15/18		20,000	18,649					20,000	18,649
Dominion Resources 6.40% 6/15/18		5,000	4,791					5,000	4,791
Florida Power 6.40% 6/15/38		40,000	37,999					40,000	37,999
PECO Energy 5.35% 3/1/18		35,000	31,852					35,000	31,852
Public Service Colorado 6.50% 8/1/38		10,000	9,528	40,000	38,114			50,000	47,642
South Carolina Electric & Gas 6.50% 11/1/18		20,000	20,152					20,000	20,152
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		40,000	36,300					40,000	36,300
Union Electric 6.70% 2/1/19		90,000	87,067					90,000	87,067
			260,404		38,114		0		298,518
Total Corporate Bonds			2,946,393		17,652,210			0	21,166,070

Foreign Agencies	0.23%
France	0.01%
France Telecom 7.75% 3/1/11		20,000	21,001					20,000	21,001
			21,001		0		0		21,001
Germany	0.15%
KFW 6.50% 11/15/11	NZD	499,000	333,835					499,000	333,835
			333,835		0		0		333,835
Republic of Korea	0.07%
Korea Development Bank 5.30% 1/17/13	USD			150,000	149,131			150,000	149,131
			0		149131		0		149,131
Total Foreign Agencies			354,836		149,131		0		503,967

Municipal Bonds	0.95%
California State 5.00% 2/1/33				120,000	110,636			120,000	110,636
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)				115,000	106,723			115,000	106,723
Massachusett's Bay Transportation Authority 5.00% 7/1/19				55,000	56,658			55,000	56,658
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29				220,000	193,182			220,000	193,182
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)				210,000	204,672			210,000	204,672
North Texas Tollway Authority Revenue Refunding System (First tier system) Series A
5.50% 1/1/18				45,000	46,277			45,000	46,277
6.00% 1/1/19				20,000	20,922			20,000	20,922
6.00% 1/1/20				110,000	113,212			110,000	113,212
Oregon State Taxable Pension 5.892% 6/1/27				200,000	205,568			200,000	205,568
Portland, Oregon Sewer System Revenue Refunding Series A 5.00% 6/15/18				200,000	209,111			200,000	209,111
Texas Transportation Community Mobility 5.00% 4/1/19				175,000	180,205			175,000	180,205
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18				150,000	155,027			150,000	155,027
5.00% 11/15/19				145,000	147,610			145,000	147,610
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18				55,000	58,406			55,000	58,406
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)				100,000	94,699			100,000	94,699
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47				215,000	190,097			215,000	190,097
			0		2,093,005		0		2,093,005

Non-Agency Asset-Backed Securities	4.30%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.438% 2/15/12				1,000,000	985,546			1,000,000	985,546
Series 2008-A5 A5 3.658% 12/16/13				320,000	314,323			320,000	314,323
Series 2008-A7 A7 3.149% 12/15/14				100,000	91,941			100,000	91,941

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13				250,000	241,679			250,000	241,679
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		70,000	69,134	260,000	256,782			330,000	325,916
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20				190,000	166,786			190,000	166,786
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12				70,000	69,665			70,000	69,665
Series 2008-A A3 4.94% 4/25/14		70,000	67,937	200,000	194,105			270,000	262,042
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16				47,665	41,566			47,665	41,566
Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13				150,000	146,155			150,000	146,155
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39				450,000	406,640			450,000	406,640
•Series 2007-A6 A6 2.778% 7/12/12				2,000,000	1,944,826			2,000,000	1,944,826
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11				200,000	199,239			200,000	199,239
Series 2008-A A4A 4.93% 8/15/14		70,000	65,692					70,000	65,692
Series 2008-A3 4.12% 5/15/12				60,000	57,695			60,000	57,695
Series 2008-A3 4.93% 8/15/14				100,000	93,846			100,000	93,846
Series 2008-B A3A 4.78% 7/16/12				100,000	97,827			100,000	97,827
@#Countrywide Asset-Backed NIM Certificates
Series 2004-BC1 Note 144A 5.50% 4/25/35				89	0			89	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		35,000	34,271	140,000	137,084			175,000	171,355
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20				305,000	264,357			305,000	264,357
Series 2008-B A3A 5.65% 12/15/15				425,000	404,840			425,000	404,840
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31				390,000	334,421			390,000	334,421
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11				105,000	103,212			105,000	103,212
•@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36				45,000	34,973			45,000	34,973
•#Golden Credit Card Trust Series 2008-3 A 144A 3.459% 7/15/11				325,000	310,414			325,000	310,414
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12				81,563	81,682			81,563	81,682
Series 2007-2 A3 5.10% 5/15/12		140,000	139,596					140,000	139,596
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12				70,000	69,973			70,000	69,973
Series 2008-A A3 4.93% 12/17/12				115,000	113,666			115,000	113,666
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		70,000	68,540	120,000	117,497			190,000	186,037
•MBNA Credit Card Master Note Trust Series 2005-A4 2.498% 11/15/12				95,000	92,547			95,000	92,547
•@Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.759% 3/25/37				425,000	332,737			425,000	332,737
@Mid-State Trust
Series 11 A1 4.864% 7/15/38				94,592	86,610			94,592	86,610
Series 2004-1 A 6.005% 8/15/37				46,868	42,832			46,868	42,832
#Series 2006-1 A 144A 5.787% 10/15/40				73,305	69,987			73,305	69,987
@πRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37				95,000	81,592			95,000	81,592
•@Residential Asset Securities Series 2006-KS3 AI3 3.305% 4/25/36				765,000	682,018			765,000	682,018
RSB Bondco Series 2007-A A2 5.72% 4/1/18				170,000	164,462			170,000	164,462
@πStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31				146,490	118,359			146,490	118,359
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 1/15/11				110,000	107,524			110,000	107,524
Total Non-Agency Asset-Backed Securities			445,170		9,059,408		0		9,504,578

Non-Agency Collateralized Mortgage Obligations	5.31%
Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.414% 1/25/36				226,197	191,282			226,197	191,282
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35				202,253	149,875			202,253	149,875
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33				300,674	244,110			300,674	244,110
Series 2004-2 1A1 6.00% 3/25/34				231,022	187,561			231,022	187,561
@Series 2005-3 2A1 5.50% 4/25/20				159,076	144,411			159,076	144,411
@Series 2005-5 2CB1 6.00% 6/25/35				161,502	131,120			161,502	131,120
@Series 2005-9 5A1 5.50% 10/25/20				178,020	161,609			178,020	161,609

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

% of Total Investments (Pro Forma Combined)
							Delaware Moderate Allocation Portfolio
	Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
	Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

•@Bank of America Funding Series 2006-F 1A2 5.174% 7/20/36			173,566	118,159			173,566	118,159
Bank of America Mortgage Securities
•@Series 2003-D 1A2 7.291% 5/25/33			832	829			832	829
Series 2005-9 2A1 4.75% 10/25/20			251,410	229,490			251,410	229,490
@Bear Stearns Asset Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35			181,612	148,593			181,612	148,593
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18			371,310	350,076			371,310	350,076
•@Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.621% 4/25/37			228,164	164,751			228,164	164,751
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35			79,969	68,923			79,969	68,923
•Series 2004-J7 1A2 4.673% 8/25/34			11,883	11,667			11,883	11,667
•@πSeries 2005-63 3A1 5.891% 11/25/35			273,806	196,294			273,806	196,294
@Series 2006-2CB A3 5.50% 3/25/36			155,978	142,213			155,978	142,213
fCountrywide Home Loan Mortgage Pass Through Trust
•@Series 2004-12 1M 4.732% 8/25/34			612,830	367,127			612,830	367,127
•@Series 2004-HYB4 M 4.819% 9/20/34			73,586	61,801			73,586	61,801
Series 2005-23 A1 5.50% 11/25/35			312,763	280,607			312,763	280,607
@Series 2006-1 A2 6.00% 3/25/36			123,588	106,517			123,588	106,517
Series 2006-1 A3 6.00% 3/25/36			50,889	41,315			50,889	41,315
@Series 2006-17 A5 6.00% 12/25/36			79,448	76,530			79,448	76,530
•@ÀSeries 2006-HYB3 3A1A 6.063% 5/25/36			233,491	200,505			233,491	200,505
•Series 2006-HYB4 1A2 5.637% 6/20/36			144,385	67,028			144,385	67,028
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33			59,599	48,629			59,599	48,629
Series 2004-1 3A1 7.00% 2/25/34			35,264	31,594			35,264	31,594
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33			81,703	81,936			81,703	81,936
•Series 2004-AR5 4A1 5.70% 10/25/34			165,463	141,436			165,463	141,436
•Series 2007-AR2 1A1 5.864% 7/25/37			113,231	88,544			113,231	88,544
•Series 2007-AR3 2A2 6.292% 11/25/37			403,317	337,666			403,317	337,666
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35			214,763	179,495			214,763	179,495
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27			59,099	57,948			59,099	57,948
•Series 1999-3 A 8.00% 8/19/29			89,453	96,814			89,453	96,814
Series 2005-RP1 1A3 8.00% 1/25/35			110,216	110,210			110,216	110,210
Series 2005-RP1 1A4 8.50% 1/25/35			51,935	52,748			51,935	52,748
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36			90,581	69,011			90,581	69,011
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35			246,584	215,358			246,584	215,358
Series 2005-A4 1A1 5.40% 7/25/35			267,406	232,310			267,406	232,310
Series 2005-A6 1A2 5.141% 9/25/35			375,000	306,458			375,000	306,458
@Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35			163,716	151,015			163,716	151,015
Series 2006-1 3A3 5.50% 2/25/36			206,830	189,933			206,830	189,933
MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.808% 12/25/33			41,752	41,914			41,752	41,914
•Series 2005-1 B1 5.465% 3/25/35			262,393	156,127			262,393	156,127
Series 2005-6 7A1 5.328% 6/25/35			159,754	135,563			159,754	135,563
Series 2003-6 3A1 8.00% 9/25/33			28,813	29,967			28,813	29,967
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 144A 8.00% 8/25/34			161,515	165,241			161,515	165,241
Series 2005-2 1A4 144A 8.00% 5/25/35			138,725	142,661			138,725	142,661
•Series 2005-2 A2 144A 5.006% 7/25/35			86,273	76,351			86,273	76,351
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36			120,042	81,066			120,042	81,066
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34			80,724	73,611			80,724	73,611
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31			23,060	23,657			23,060	23,657

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Series 2004-SL4 A3 6.50% 7/25/32				102,701	89,895			102,701	89,895
@Series 2005-SL1 A2 6.00% 5/25/32				120,068	116,278			120,068	116,278
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.036% 9/25/36				223,015	186,205			223,015	186,205
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34				163,298	136,286			163,298	136,286
@Series 2005-22 4A2 5.382% 12/25/35				49,228	28,044			49,228	28,044
@Series 2006-5 5A4 5.544% 6/25/36				104,698	60,335			104,698	60,335
Structured Asset Securities
•Series 2002-22H 1A 6.924% 11/25/32				50,693	44,833			50,693	44,833
Series 2004-12H 1A 6.00% 5/25/34				173,783	156,731			173,783	156,731
•@Series 2005-6 B2 5.344% 5/25/35				95,319	30,242			95,319	30,242
@♦Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20				230,575	204,708			230,575	204,708
Series 2006-5 2CB3 6.00% 7/25/36				210,751	196,809			210,751	196,809
♦Washington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/2019				258,995	243,051			258,995	243,051
•Series 2006-AR10 1A1 5.944% 7/25/1936				212,047	164,577			212,047	164,577
•Series 2006-AR14 1A4 5.653% 11/25/1936				223,111	172,169			223,111	172,169
•@Series 2006-AR8 1A5 5.892% 8/25/1946				41,730	27,629			41,730	27,629
•@Series 2006-AR8 2A3 6.134% 8/25/1936				27,524	17,979			27,524	17,979
•Series 2007-HY3 4A1 5.358% 3/25/1937				438,767	367,788			438,767	367,788
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.588% 9/25/34				46,037	40,312			46,037	40,312
@Series 2005-12 1A7 5.50% 11/25/35				338,540	296,963			338,540	296,963
@Series 2005-17 1A2 5.50% 1/25/36				267,165	234,354			267,165	234,354
•@Series 2005-AR16 6A4 4.999% 10/25/35				275,157	213,429			275,157	213,429
Series 2006-2 3A1 5.75% 3/25/36				481,270	407,727			481,270	407,727
@Series 2006-4 2A3 5.75% 4/25/36				99,897	64,964			99,897	64,964
•Series 2006-AR6 7A1 5.111% 3/25/36				475,311	393,933			475,311	393,933
•Series 2006-AR10 5A1 5.607% 7/25/36				207,585	166,496			207,585	166,496
•@Series 2006-AR11 A7 5.519% 8/25/36				246,932	153,388			246,932	153,388
•@Series 2006-AR12 1A2 6.031% 9/25/36				121,055	102,333			121,055	102,333
Series 2007-13 A7 6.00% 9/25/37				242,911	206,930			242,911	206,930
Series 2007-8 2A6 6.00% 7/25/37				65,000	57,410			65,000	57,410
Total Non-Agency Collateralized Mortgage Obligations			0		11,741,454		0		11,741,454

Sovereign Debt∆	0.47%
Germany	0.31%
Bundesobligation 3.50% 4/12/13	EUR	492,300	684,624					492,300	684,624
			684,624		0		0		684,624
United Kingdom	0.16%
U.K. Treasury 5.00% 3/7/18	GBP	191,000	353,842					191,000	353,842
			353,842		0		0		353,842
Total Sovereign Debt			1,038,466		0		0		1,038,466

Supranational Bank	0.15%
European Investment Bank 6.00% 8/14/13	AUD	438,000	342,603					438,000	342,603
Total Supranational Bank			342,603		0		0		342,603

U.S. Treasury Obligations	2.88%
U.S. Treasury Inflation Index Notes
∞1.625% 1/15/15	USD			1,053,870	1,026,453			1,053,870	1,026,453
3.00% 7/15/12		61,159	63,677	220,171	229,235			281,330	292,912
3.875% 1/15/09-00				154,216	153,843			154,216	153,843
^U.S. Treasury Strip 0.00% 11/15/13				155,000	132,484			155,000	132,484
US Treasury Bonds								0	0

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

3.125% 9/30/13				1,335,000	1,344,595			1,335,000	1,344,595
4.375% 2/15/38		25,000	25,326					25,000	25,326
∞ 4.50% 5/15/38		820,000	846,779					820,000	846,779
US Treasury Notes								0	0
2.13% 9/30/10		335,000	335,210					335,000	335,210
3.125% 9/30/13		1,005,000	1,012,224					1,005,000	1,012,224
*4.00% 8/15/18		670,000	679,736	360,000	365,232			1,030,000	1,044,968
4.375% 2/15/38				165,000	167,153			165,000	167,153
Total U.S. Treasury Obligations			2,962,952		3,418,995				6,381,947

≠Discount Note	0.23%
Federal Home Loan 0.10% 10/1/08		399,392	399,392	114,495	114,495			513,887	513,887
Total Discount Note			399,392		114,495				513,887

≠Discounted Commercial Paper	1.15%
≥BASF 2.85% 11/4/08		750,000	747,981					750,000	747,981
Nokia 2.75% 10/21/08		900,000	898,625					900,000	898,625
Toyota Motor Credit 2.25% 10/29/08		900,000	898,425					900,000	898,425
Total Discounted Commercial Paper			2,545,031		0		0		2,545,031

Repurchase Agreement**	3.32%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $5,715,641
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $5,833,320)		5,715,617	5,715,617	1,638,508	1,638,508			7,354,125	7,354,125
Total Repurchase Agreement			5,715,617		1,638,508		0		7,354,125
Total Value of Securities Before Securities Lending	100.00%		48,894,986		171,816,446				221,278,899
Securities Lending Collateral***	0.00%
Investment Companies Mellon GSL DBT II Collateral Fund				2,481,439	2,481,439	(2,481,439)	-2,481,439	0	0
Total Securities Lending Collateral			0		2,481,439		-2,481,439		0

Total Value of Securities©	100.00%	$ 48,894,986			$ 174,297,885		$ (2,481,439)		$221,278,899

Total Investments at Cost		$ 51,174,970			$ 186,647,260		$ -		$237,822,230

AUD - Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY– Japanese Yen
NZD – New Zealand Dollar
USD – United States Dollar
†Non income producing security.
 ‡Non income producing security. Security is currently in default.
*Fully or partially on loan.
**See Note 2 in "Pro forma notes to financial statements."
 ***It is expected Delaware Moderate Allocation Portfolio will not participate in securities lending post transaction.
∆Securities have been classified by country of origin.
 #Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $5,722,842, which represented 2.59% of the Portfolio’s net assets. See Note 10 in "Pro forma notes to financial statements."
 ≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors."
At September 30, 2008, the aggregate amount of these securities was $747,981, which represented 0.34% of the Portfolio's net assets. See Note 10 in "Pro forma notes to financial statements."
@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $7,523,468 which represented 3.40% of the Portfolio’s net assets. See Note 10 in “Pro forma notes to financial statements.” πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of the restricted security was $795,623 or 0.36% of the Portfolio’s net assets. See Note 10 in “Pro forma notes to financial statements.”
 •Variable rate security. The rate shown is the rate as of September 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
 ♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount if underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
=Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $5,821,749, which represented 2.63% of the Portfolio's net assets. See Note 2 in "Pro forma notes to financial statements."
 § Developed Markets - countries that are thought to be the most developed and therefore less risky.
 XEmerging Markets - developing contires with relatively low per capita income, often with above-average economic growth potential.

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

% of Total Investments (Pro Forma Combined)
Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund	Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Summary of Abbreviations:
ADR – American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjusted Rate Mortgage
CSD - Credit Default Swap
CVA – Dutch Certificate
FGIC - Insured by the Financial Guaranty Insurance Company
GDR – Global Depositary Receipts
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MASTR - Mortgage Asset Securitization Transactions, Inc.
MBIA - Insured by the Muncipal Bond Insurance Association
NIM - Net Interest Margin
NVDR – Non Voting Depositary Receipts
RSB - Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
Unrealized Appreciation (Depreciation)

Contracts to Receive (Deliver)		In Exchange For		Settlement Date
EUR (246,150)		USD	361,545	10/31/08	$ 13,976
JPY 83,880,720		USD	(795,078)	10/31/08	(2,251)
11,725

Financial Futures Contracts[2]

Contracts to Buy	Notional Proceeds		Notional Value	Expiration Date	Unrealized Appreciation
11 U.S. Treasury 5 yr Notes	$ 1,232,394	$ 1,234,578		12/31/08	$ 2,184

Contracts to Deliver	Notional Proceeds		Notional Value	Expiration Date	Unrealized Appreciation
47 U.S. Treasury 5 yr Notes	$ 5,270,053	$ 5,275,016		12/31/08	$ 4,963

Swap Contracts[3]

Credit Default Swap Contracts
Unrealized Appreciation
Annual Protection

Delaware Moderate Allocation Portfolio Pro Forma Portfolio of Investments (A) As of September 30, 2008 (Unaudited)

	% of Total Investments (Pro Forma Combined)
								Delaware Moderate Allocation Portfolio
		Delaware Moderate Allocation Portfolio		Delaware Balanced Fund		Pro Forma Adjustments		Pro Forma Combined
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Swap Counterparty & Referenced Obligation		Notional Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS		$ 230,000	1.71%	9/20/13	$ (1,732)
Goldman Sachs
Kraft Food 10 yr CDS		300,000	0.77%	12/20/17	4,947
JPMorgan Chase Bank
Embarq 6 yr CDS		80,000	2.60%	9/20/14	3,588
		75,000	0.77%	9/20/14	9,737
					16,540

[1] See Note 6 in "Pro forma notes to financial statements."
[2] See Note 7 in "Pro forma notes to financial statements."
[3] See Note 9 in "Pro forma notes to financial statements."
See Pro Forma Notes to Financial Statements

Delaware Moderate Allocation Portfolio
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of September 30, 2008
(Unaudited)
				Delaware Moderate Allocation Fund
			Pro Forma	Pro Forma
	Delaware Moderate Allocation Portfolio	Delaware Balanced Fund	Adjustments	Combined
Assets

Investments, at value	$ 48,894,986	$ 171,816,446	$ -	$ 220,711,432
Cash	86,123	4,951,820		5,037,943
Short-term investments held as collateral for loaned securities	-	2,841,439	(2,841,439)	2,841,439
Foreign currencies, at value	21,811	29		21,840
Foreign currency contracts, at value	13,976	-		13,976
Receivable for securities sold	5,037,618	1,174,274		6,211,892
Credit default swap contracts, at value	-	16,540		16,540
Interest receivable	165,593	638,778		804,371
Dividends receivable	18,745	231,978		250,723
Receivable for fund shares sold	181,546	23,997		205,543
Other assets	265	-		265
Total Assets	54,420,663	181,695,301	(2,841,439)	236,115,964

Liabilities

Payable for securities purchased	6,862,459	8,509,803		15,372,262
Obligation to return securities lending collateral	-	2,841,439	(2,841,439)	2,841,439
Payable for fund shares purchased	149,293	311,600		460,893
Foreign currency contracts, at value	2,251	-		2,251
Due to manager and affiliates	23,989	174,666		198,655
Accrued protection payments on credit default swaps	-	978		978
Other accrued expenses	36,471	58,025		94,496
Variation margin payable on futures contracts	14,008	59,852		73,860
Transaction costs payable	-	-	72,272	72,272
Total Liabilities	7,088,471	11,956,363	(2,769,167)	19,117,106
Total net assets	$ 47,332,192	$ 169,738,938	$ (72,272)	$ 216,998,858

Investment at cost	$ 51,174,970	$ 186,647,260	$ -	$ 237,822,230
Foreign currencies, at cost	$ 22,406	$ 32	$ -	$ 22,438

Components of Net Assets

Shares of beneficial interest
(unlimited authorization - no par)	$ 48,680,990	$ 207,238,610	$ -	$ 255,919,600
Undistributed net investment income	391,653	1,154,221	(72,272)	1,473,602
Accumulated net realized gain/loss on investments	527,061	(23,839,616)		(23,312,555)
Net unrealized depreciation of investments and foreign currencies	(2,267,512)	(14,814,277)		(17,081,789)
Net Assets	$ 47,332,192	$ 169,738,938	$ (72,272)	$ 216,998,858

*Adjustment reflects the expectation that Delaware Moderate Allocation Portfolio will not participate in securities lending post transaction.
 ** Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding	5,290,601	11,381,704	7,591,634	24,263,939

Class A Shares	3,959,856	10,622,852	7,080,419	21,663,127
Class B Shares	372,493	369,776	250,727	992,996
Class C Shares	671,714	265,443	178,258	1,115,415
Class R Shares	135,292	16,654	11,174	163,120
Institutional Shares	151,246	106,979	71,056	329,281

Net Assets:

Class A Shares	$ 35,453,392	$ 158,411,393	$ (60,791)	$ 193,803,994
Class B Shares	3,317,322	5,522,952	(3,709)	8,836,565
Class C Shares	5,997,411	3,960,007	(5,422)	9,951,996
Class R Shares	1,207,055	248,057	(974)	1,454,138
Institutional Shares	1,357,012	1,596,529	(1,376)	2,952,165

Net asset value per share:

Class A Shares	$8.95	$14.91		$8.95
Class B Shares	$8.91	$14.94		$8.90
Class C Shares	$8.93	$14.92		$8.92
Class R Shares	$8.92	$14.89		$8.91
Institutional Shares	$8.97	$14.92		$8.97

Offering price per share:

Class A Shares	$9.50	$15.82		$9.50

Delaware Moderate Allocation Portfolio PRO FORMA COMBINED Statement of Operations For the Twelve Months Ended September 30, 2008 (Unaudited)

				Pro Forma Adjustments	Delaware Moderate Allocation Fund Pro Forma Combined
	Delaware Moderate Allocation Portfolio		Delaware Balanced Fund

Investment Income:
Dividends from affiliated companies	$ 1,141,863		$-	$ -	$ 1,141,863
Dividends from unaffiliated companies		18,874	3,718,532		$ 3,737,406
Interest		140,212	4,245,504	-	4,385,716
Securities lending income		-	104,760	(104,760)	-
Total investment income		1,300,949	8,068,796	(104,760)	9,264,985

Expenses:
Management fees		135,435	1,350,452	204,245 A	1,690,132
Distribution expenses - Class A		118,492	500,338		618,830
Distribution expenses - Class B		43,469	86,242		129,711
Distribution expenses - Class C		65,635	46,383		112,018
Distribution expenses - Class R		7,197	1,490		8,687
Dividend disbursing and transfer agent fees and expenses		121,908	389,832		511,740
Registration fees		52,685	66,254	(66,254) C	52,685
Accounting and administration expenses		20,915	83,093		104,008
Reports and statements to shareholders		18,266	48,681	(2,197) C	64,750
Audit and tax		12,266	23,978	(11,150) C	25,094
Legal fees		16,254	59,103	(5,975) C	69,382
Pricing fees		2,153	26,420	(850) C	27,723
Trustees' fees		2,651	10,851		13,502
Custodian fees		5,717	8,457	82,115 B	96,289
Insurance fees		788	5,217		6,005
Consulting fees		742	3,180		3,922
Dues and services		224	3,349		3,573
Trustees expenses		297	1,192		1,489
Taxes (other than taxes on income)		965	754		1,719
		626,059	2,715,266	199,934	3,541,259
Less expenses absorbed or waived		(102,601)	-	(199,713) D	(302,314)
Less waived distribution expenses - Class A		(19,749)	(75,662)		(95,411)
Less waived distribution expenses - Class R		(1,199)	(248)		(1,447)
Less expense paid indirectly		(113)	(4,138)	4,138 C	(113)
Total expenses		502,397	2,710,880	4,359	3,141,974

Net Investment Income		798,552	5,357,916	(109,119)	6,123,011

Net Realized and Unrealized Loss on Investments and Foreign Currencies:
Realized gain distributions from affiliated companies		3,209,277	-	-	3,209,277
Net realized loss from sale of investments in affiliated companies		(1,412,628)	-	-	(1,412,628)
Net realized loss from sale of investments in unaffiliated companies		(51,390)	(9,842,179)	-	(9,893,569)
Net realized gain on futures contracts		-	356,389	-	356,389
Net realized gain on options written		-	210,620	-	210,620
Net realized gain on swap contracts		-	1,212,245	-	1,212,245
Net realized gain on foreign currencies		12,979	(3,957)	-	9,022
Net realized loss		1,758,238	(8,066,881)	-	(6,308,643)
Net change in unrealized appreciation/(depreciation) of investments		(11,647,627)	(40,613,483)	-	(52,261,110)
Net Realized and Unrealized Loss on Investments		(9,889,389)	(48,680,364)	-	(58,569,753)

Net Decrease in Net Assets Resulting from Operations	$(9,090,837)		$(43,322,448)	$ (109,119)	$ (52,446,742)

A Updated to reflect revised Delaware Moderate Allocation Fund investment management fee schedule, effective September 22, 2008.
B Increase to reflect appropriate expense levels by merging the Funds.
C Decrease to reflect appropriate expense levels by merging the Funds.
D In addition to the fee waiver/fee reimbursement that is in place for the Delaware Moderate Allocation Portfolio through September 21, 2009, if the Transaction is approved, DMC will contractually agree to extend the current fee waiver/fee reimbursement that is in place for the Delaware Moderate Allocation Portfolio for one year after the closing date of the Transaction.

See Pro Forma Notes to Financial Statements

Delaware Moderate Allocation Portfolio
Pro Forma Notes to Financial Statements
September 30, 2008 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio. These financial statements and the related notes pertain to the Delaware Moderate Allocation Portfolio (Portfolio). The Trust is an open-end investment company. The Portfolio is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% . Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Prior to September 22, 2008, the Portfolio invested in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds). Since September 22, 2008, the Portfolio has been restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles.

The investment objective of the Portfolio is to seek capital appreciation with current income as a secondary objective.

1. Basis of Pro forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Balanced Fund by Delaware Moderate Allocation Portfolio. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware Balanced Fund by Delaware Moderate Allocation Portfolio had taken place as of October 1, 2007.

Under the terms of the Agreement and Plan of Reorganization, the combination of Delaware Balanced Fund and Delaware Moderate Allocation Portfolio will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (the “Transaction”) of the net assets of Delaware Balanced Fund in exchange for shares of the Delaware Moderate Allocation Portfolio at net asset value. The statement of assets and liabilities and the related statement of operations of Delaware Balanced Fund and Delaware Moderate Allocation Portfolio have been combined as of and for the twelve months ended September 30, 2008.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Balanced Fund semi-annual report dated April 30, 2008 and Delaware Moderate Allocation Portfolio annual report dated September 30, 2008 or Statement of Additional Information dated September 20, 2008.

2. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS157 is effective for fiscal years beginning November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective March 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments ® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains and losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments ® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Portfolio declares and pays such dividends from net investment income distributions from net realized gain on investments, if any, annually.

The Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement are included in custodian fees on the statement of operations with the corresponding expense offset shown as “expenses paid indirectly.”

3. Allocation of Transaction Costs

The total costs of the Transaction between Delaware Balanced® Fund and Delaware Moderate Allocation Portfolio are estimated to be $120,454. The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 30% by Delaware Balanced Fund, 30% by Delaware Moderate Allocation Portfolio and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust.

4. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreement, effective September 22, 2008, the Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Portfolio, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess $2.5 billion.

Effective September 22, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Portfolio to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.90% of average daily net assets of the Fund for at least one year following the Closing Date. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolio’s Board and DMC. This expense waiver and reimbursement includes acquired fund fees and expenses, which are indirect expenses of the Portfolio. Prior to September 22, 2008, DMC had contractually agreed to limit these expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 0.55% of average daily net assets This expense waiver and reimbursements applies only to expenses paid directly by the Portfolio.

Pursuant to a distribution agreement and distribution plan, the Portfolio pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Portfolio’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Portfolio will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All

Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates. Effective December 12, 2008, the 12b-1 fee for the Acquiring Fund’s Class A shares is calculated according to the same blended rate methodology as is used for the 12b-1 fee for the Acquired Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolio.

5. Line of Credit

The Portfolio, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolio had no amount outstanding as of September 30, 2008, or at any time during the prior twelve month period.

6. Foreign Currency Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. Financial Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. Written Options

During the twelve month period ended September 30, 2008, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended September 30, 2008 for the Portfolio were as follows:

Number of contracts		Premiums
Options outstanding at October 31, 2007	––	$ ––
Options written	495	321,096
Options expired	(149)	(100,047)
Options terminated in closing purchase
transactions	(346)	(221,049)

Options outstanding at September 30, 2008	__- __	$- __

9. Swap Contracts

The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the twelve month period ended September 30, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts as shown on the portfolio of investments.

10. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the twelve month period ended September 30, 2008. The Portfolio’s holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Section 4(2) and/or Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio’s existing contracts and expects the risk of loss to be remote.

PART C

DELAWARE GROUP FOUNDATION FUNDS N-14

OTHER INFORMATION

Item 15.	Indemnification. Article VI of the Amended and Restated By-Laws (November
16, 2006) incorporated into this filing by reference to Post-Effective Amendment
No. 25 filed January 28, 2008.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the
Registrant has been advised that in the opinion of the U.S. Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the
Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A as indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

(a) Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on
Form N-1A filed October 27, 1997.

(b) Executed Certificate of Amendment (November 15, 2006) to the
Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 November 29,
2007.

(c) Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed
November 29, 2005.

(2) Copies of the existing bylaws or corresponding instruments of the

Registrant;

(a) Amended and Restated By-Laws (November 16, 2006)
incorporated into this filing by reference to Post-Effective
Amendment No. 25 filed January 28, 2008.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Form of Agreement and Plan of Reorganization between the
Registrant, on behalf of Delaware Balanced Fund and Delaware
Group Equity Funds I, on behalf of Delaware Moderate Allocation
Portfolio, is filed herewith as Exhibit A to the Prospectus/Proxy
Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a) Agreement and Declaration of Trust. Articles III, IV, V and VI of
Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on form N-1A filed October 27, 1997.

(b) By-Laws. Article II of the Amended and Restated By-Laws
(November 16, 2006) incorporated into this filing by reference to
Post-Effective Amendment No. 25 filed January 28, 2008.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a) Executed Investment Management Agreement (April 1, 1999)
between Delaware Management Company (a series of Delaware
Management Business Trust) and the Registrant on behalf of the
Delaware Moderate Allocation Portfolio (formerly, Delaware
Balanced Portfolio) and Delaware Conservative Allocation
Portfolio (formerly, Delaware Income Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed
January 29, 2001.

	(b)	Executed Amendment No. 1 to Exhibit A to the Investment
Management Agreement (April 15, 1999) between Delaware
Management Company (a series of Delaware Management
Business Trust) and the Registrant adding the Delaware
Aggressive Allocation Portfolio (formerly, Delaware Growth
Portfolio) to the Investment Management Agreement dated April
1, 1999 incorporated into this filing by reference to Post-Effective
Amendment No. 12 filed January 29, 2001.

	(c)	Form of Investment Advisory Expense Limitation Letter between
Delaware Management Company (a series of Delaware
Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed
July 22, 2008.

(7)	Copies of each underwriting or distribution contract between the
Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between
Delaware Distributors, L.P. and the Registrant incorporated
into this filing by reference to Post-Effective Amendment
No. 18 filed November 26, 2003.

(ii) Executed Distribution Expense Limitation Letter (January
28, 2008) between Delaware Distributors, L.P. and
Registrant incorporated into this filing by reference to Post
Effective Amendment No. 25 filed January 28, 2008.

	(b)	Executed Third Amended and Restated Financial Intermediary
Distribution Agreement (January 1, 2007) between Lincoln
Financial Distributors, Inc. and Delaware Distributors, L.P. on
behalf of the Registrant incorporated into this filing by reference
Post-Effective Amendment No. 23 filed January 26, 2007.

	(c)	Dealer's Agreement (January 2001) incorporated into this filing reference to Post-Effective Amendment No. 12 filed January 29,
2001.

	(d)	Vision Mutual Fund Gateway® Agreement (November 2000)
incorporated into this filing by reference to Post-Effective
Amendment No. 16 filed November 27, 2002.

	(e)	Registered Investment Advisers Agreement (January 2001)

incorporated into this filing by reference to Post-Effective
Amendment No. 16 filed November 27, 2002.

(f) Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed December
20, 2004.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the
Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section
17(f) of the Investment Company Act of 1940, as amended (the "1940
Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a) Executed Mutual Fund Custody and Services Agreement (July 20,
2007) between The Bank of New York Mellon (formerly, Mellon
Bank, N.A.) and the Registrant attached as Exhibit No. 99.9.a.

(b) Executed Securities Lending Authorization (July 20, 2007)
between The Bank of New York Mellon (formerly, Mellon Bank,
N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by
Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the
Registrant's trustees describing any action taken to revoke the plan;

(a) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

(i) Executed Distribution Expense Limitation Letter (December 12, 2008)
between Delaware Distributors, L.P. and the Registrant on behalf of the
Delaware Moderate Allocation Portfolio attached as Exhibit No. EX-99.10.a.i.

(b) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

(c) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

(d) Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(e) Plan under Rule 18f-3 (August 31, 2006) incorporated by reference to Post-Effective Amendment No 26 filed July 22, 2008.

(i) Appendix A (November 19, 2008) to Plan under Rule 18f-3
attached as Exhibit No. EX-99.10.e.i.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a) Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant attached as Exhibit EX-99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) To be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a) Executed Shareholder Services Agreement (April 19, 2001)
between Delaware Service Company, Inc. and the Registrant
incorporated into this filing by reference to Post-Effective
Amendment No. 14 filed December 12, 2001.

(i) Executed Schedule A (May 1, 2002) to the Shareholder
Services Agreement between Delaware Service Company,
Inc. and the Registrant incorporated into this filing by
reference to Post-Effective Amendment No. 18 filed
November 26, 2003.

(ii) Executed Schedule B (June 1, 2008) to the Shareholder
Services Agreement between Delaware Service Company,
Inc. and the Registrant incorporated by reference to Post-
Effective Amendment No 26 filed July 22, 2008.

(b) Executed Fund Accounting and Financial Administration Services
Agreement (October 1, 2007) between The Bank of New York
Mellon (formerly, Mellon Bank, N.A.) and the Registrant
incorporated into this filing by reference to Post-Effective
Amendment No. 24 filed November 29, 2007.

(c) Executed Fund Accounting and Financial Administration
Oversight Agreement (October 1, 2007) between Delaware Service
Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29,
2007.

	(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or
"Securities Act");

(a) Consent of Independent Registered Public Accounting Firm
(December 2008) attached as Exhibit No. EX-99.14.a.

	(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney (December 2008) attached as Exhibit No.
EX-99.16.a.

	(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics for the Delaware Investments Family of Funds
(August 2008) attached as Exhibit No. 99.17.a.

(b) Code of Ethics for Delaware Investments (Delaware Management
Company, a series of Delaware Management Business Trust, and
Delaware Distributors, L.P.) (August 2008) attached as Exhibit No.
99.17.b.

(c) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)
incorporated into this filing by reference to Post-Effective
Amendment No. 24 filed November 29, 2007.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 15th day of December, 2008.

DELAWARE GROUP FOUNDATION FUNDS

By: /s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	December 15, 2008

Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	December 15, 2008

Thomas L. Bennett

John A. Fry	*	Trustee	December 15, 2008

John A. Fry

Anthony D. Knerr	*	Trustee	December 15, 2008

Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	December 15, 2008

Lucinda S. Landreth

Ann R. Leven	*	Trustee	December 15, 2008

Ann R. Leven

Thomas F. Madison	*	Trustee	December 15, 2008

Thomas F. Madison

Janet L. Yeomans	*	Trustee	December 15, 2008

Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 15, 2008

J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 15, 2008

Richard Salus		(Principal Financial Officer)

*By: /s/ Patrick P. Coyne
    Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group Foundation Funds)
Exhibit No.	Exhibit

EX-99.9.a	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between
The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant

EX-99.10.a.i	Executed Expense Distribution Letter (December 12, 2008) between Delaware Distributors, L.P.
and the Registrant

EX-99.10.e.i	Appendix A (November 19, 2008) to Plan under Rule 18f-3

EX-99.11.a	Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant

EX-99.14.a	Consent of Independent Registered Public Accounting Firm (December 2008)

EX-99.16.a	Powers of Attorney (December 2008)

EX-99.17.a	Code of Ethics for Delaware Investments Family of Funds (August 2008)

EX-99.17.b	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August
2008)